                                                                           MONEY
                                                                    MARKET FUNDS
                                                                   ANNUAL REPORT
                                                For the year ended June 30, 1999



                                                         PRIME MONEY MARKET FUND

                                                        U.S. TREASURY SECURITIES
                                                               MONEY MARKET FUND


                                                     MUNICIPAL MONEY MARKET FUND


                                            MICHIGAN MUNICIPAL MONEY MARKET FUND


                                                OHIO MUNICIPAL MONEY MARKET FUND








                                                                [ONE GROUP LOGO]

              IMPORTANT CUSTOMER INFORMATION. INVESTMENT PRODUCTS:

              - are not deposits or obligations of, or guaranteed by,
                BANK ONE CORPORATION or any of its affiliates,

              - are not insured by the FDIC, and        [CANCELLED FDIC LOGO]

              - are subject to investment risks, including possible
                loss of the principal amount invested.

--------------------------------------------------------------------------------
Table of Contents
--------------------------------------------------------------------------------
ONE GROUP MUTUAL FUNDS                                             JUNE 30, 1999

Portfolio Performance Review.................................................. 2
Schedules of Portfolio Investments............................................ 7
Statements of Assets and Liabilities..........................................23
Statements of Operations......................................................24
Statements of Changes in Net Assets...........................................25
Notes to Financial Statements.................................................27
Financial Highlights..........................................................37
Report of Independent Accountants.............................................53

                       One Group Prime Money Market Fund
Portfolio Performance Review
--------------------------------------------------------------------------------
ONE GROUP MUTUAL FUNDS                                             JUNE 30, 1999

HOW DID THE FUND PERFORM?
The seven-day yield on One Group Prime Money Market Fund I share class was 4.60% on June 30, 1999, down slightly from 5.22% on June 30, 1998.

WHY DID THE YIELD DECLINE?
The decline in the Fund's yield primarily was due to the Federal Reserve's activity in the second half of 1998. Responding to turmoil overseas and domestic financial market distress, the Fed cut short-term interest rates three times last year, for a total 0.75 percentage point decline.

WHAT WERE YOUR PRIMARY STRATEGIES AND TACTICS?
While the Fund's weighted average maturity did not change significantly from June 30, 1998 -- 69 days on June 30, 1999, compared to 71 days on June 30,
1998 -- we did maintain a longer weighted average maturity than many of the Fund's peers. With inflation low, the "real" interest rates on longer-dated paper were particularly attractive. In addition, when the Fed eased in late 1998, the Fund was well positioned to maintain a competitive yield for a longer period of time.

We also restructured the Fund's holdings of variable-rate securities in order to increase current yield and make the Fund more responsive should the Fed continue to "take back" its late-1998 rate cuts. These moves also had a minor impact on the changes in the Fund's weighted average maturity.

In the second half of 1998, market and economic turmoil abroad was a factor in setting limitations on various issuers on our approved list -- those deemed to be at risk from the events overseas. However, strict attention to our "due diligence" process helped us avoid situations that could have adversely affected the Fund's performance.

WHAT IS YOUR OUTLOOK FOR THE FUND?
The Federal Reserve has expressed concern regarding the pace at which the U.S. economy continues to grow. Of course, the extent to which the Fed responds will significantly affect the Fund's yield.

The market anticipates modest tightening, which began with a quarter-point rate hike at the end of June. We intend to manage the Fund's weighted average maturity to capitalize on the volatility, which likely will ensue. If rates overshoot what we believe to be justified, we will extend the weighted average maturity to take advantage of that situation.

/s/ Sherman Smith
Sherman Smith
Team Leader
Money Market Team

/s/ Gary I. Madich
Gary J. Madich, CFA
Chief Investment Officer of Fixed Income Securities


                                          AVERAGE ANNUAL TOTAL RETURN
  CLASS OF SHARES  7 DAY YIELD   1 YEAR   5 YEARS   10 YEARS   SINCE INCEPTION
      Class I         4.60%       4.98%    5.28%      5.27%         5.69%
      Class A         4.35%       4.72%    5.02%        NA          4.35%
      Class B         3.60%       3.94%      NA         NA          4.20%
   Service Class      4.05%         NA       NA         NA          0.84%

Please refer to the prospectus and the accompanying financial statements for more information about the Fund.

              One Group U.S. Treasury Securities Money Market Fund
Portfolio Performance Review
--------------------------------------------------------------------------------
ONE GROUP MUTUAL FUNDS                                             JUNE 30, 1999

HOW DID THE FUND PERFORM?
The seven-day yield on One Group U.S. Treasury Securities Money Market Fund I share class was 4.31% on June 30, 1999, down from 5.12% on June 30, 1998. The decline primarily was due to the three rate cuts the Federal Reserve implemented in the second half of 1998.

HOW WOULD YOU CHARACTERIZE THE SHORT-TERM INTEREST RATE CLIMATE DURING THE YEAR? Over the past 12 months, we have witnessed a complete market interest rate cycle. In the summer of 1998, strong consumer demand and increased inflation risk led to an expected interest rate tightening from the Federal Reserve. Then, in the fall of 1998, weakening conditions in Asia, Brazil and Russia were the catalyst for a series of three Fed easing moves, which cut rates by 0.75 percentage point. The yield on the one-year Treasury bill dropped from a high of 5.36% to a low of 3.84%.

The Fed's easing of rates spurred further increases in consumer demand. This, combined with a stabilization of the international economies, pushed interest rates higher during the first half of 1999, and the one-year Treasury bill yield moved back up to 5.20%.

There were other factors that contributed to the market volatility. For example, budget surpluses allowed the U.S. Treasury to significantly reduce the issuance of Treasury securities. At the same time, agency supply increased significantly, due in large part to low mortgage rates and the overwhelming demand for home loans.

WHAT WERE YOUR PRIMARY STRATEGIES AND TACTICS?
We continued to implement a barbell maturity structure, a common strategy that involves investing in securities at the long and short ends of a particular maturity range instead of those with intermediate maturities. At the "long" end, we purchased securities with maturities of six months to one year, and at the "short" end, we held overnight repurchase agreements. This strategy helped the fund maintain a high level of liquidity while benefiting from higher yields. The "long" securities offered the yield advantages, while the "short" securities provided the liquidity to meet shareholder redemptions.

At year end, the Fund's average maturity was 41 days, compared to 37 days on June 30, 1998. The Fund maintained its "AAA" quality rating -- the highest available -- from Standard & Poor's and Moody's Investors Service. To earn this rating, a fund's average maturity may not exceed 60 days.

WHAT IS YOUR OUTLOOK FOR THE FUND?
We expect to continue employing the barbell maturity structure. This strategy works well with our goals of maintaining a stable net asset value, providing liquidity and offering a competitive rate of return.

Of course, economic activity will have an effect on the Fund, so we will continue to monitor several factors that may influence our strategy and the Fund's performance. These include consumer demand, inflation expectations, monetary policy, fiscal policy and international economic and market conditions.

/s/ Sherman Smith
Sherman Smith
Team Leader
Money Market Team

/s/ Gary J. Madich
Gary J. Madich, CFA
Chief Investment Officer of Fixed Income Securities


                                          AVERAGE ANNUAL TOTAL RETURN
  CLASS OF SHARES  7 DAY YIELD   1 YEAR   5 YEARS   10 YEARS   SINCE INCEPTION
      Class I         4.31%       4.63%    5.06%      5.02%         5.42%
      Class A         4.06%       4.37%    4.80%        NA          4.14%
      Class B         3.31%       3.60%      NA         NA          3.91%
      Class C         3.31%       3.59%      NA         NA          3.73%
   Service Class      3.75%         NA       NA         NA          0.77%

Please refer to the prospectus and the accompanying financial statements for more information about the Fund.

                     One Group Municipal Money Market Fund
Portfolio Performance Review
--------------------------------------------------------------------------------
ONE GROUP MUTUAL FUNDS                                             JUNE 30, 1999

HOW DID THE FUND PERFORM?
The seven-day yield on One Group Municipal Money Market Fund I share class was 3.27% on June 30, 1999, compared to 3.15% on June 30, 1998. (For investors in the 39.6% federal income tax bracket, the 3.27% yield translates to a tax-equivalent yield of 5.41%.)

WHAT CONTRIBUTED TO THE INCREASE IN YIELD?
Rates fell from July to October, as the Federal Reserve shifted to a more accommodative monetary policy with three successive rate cuts. Yields on one-year tax-exempt notes declined to 2.90% from 3.60%, while variable-rate issues moved within a range of 2.80% to 3.75% in an irregular fashion.

From October through February, rates held relatively stable. Then, beginning in early spring and through the end of the fiscal year, rates began to increase due to concerns that the Federal Reserve may have eased unnecessarily and that inflation may be looming in the wake of continued economic growth. Rates on one-year notes increased to 3.40%, and variable-rate issues traded within a range of 2.25% to 4.00%.

WHAT WERE YOUR PRIMARY STRATEGIES AND TACTICS?
Our primary strategy involved balancing the Fund's security mix between variable- and fixed-rate issues in an effort to anticipate and react to changing market conditions. We also relied upon our quality-oriented selection process to uncover issues that we believe represent minimal credit risk.

In the first half of the fiscal year, our strategy was to extend the Fund's average maturity to lock in yields during a falling rate environment. As the rate declines subsided in early spring, our strategy subsequently shifted to shorter maturities and emphasized variable-rate issues to benefit from the trend toward rising interest rates. The Fund's average maturity ranged from 17 days to 53 days and ended the fiscal year at 22 days, compared to 46 days on June 30, 1998.

WHAT IS YOUR OUTLOOK FOR THE FUND?
Economic pressures and concerns about inflation should continue to favor an upward rate bias over the near term. The short-term municipal market also will have to contend with an unfavorable technical environment -- whereby demand exceeds supply -- as many issuers either shift their debt beyond the money market range or reduce their outstanding short-term debt with favorable surpluses. Generally, an extended rising rate trend also may bring about the possibility of deteriorating credit and widening yield spreads. With that in mind, our investment strategy will continue to selectively favor quality-rated issues and use shorter average maturities to generate consistent, attractive returns.

/s/ Sherman Smith
Sherman Smith
Team Leader
Money Market Team

/s/ Gary J. Madich
Gary J. Madich, CFA
Chief Investment Officer of Fixed Income Securities


                                          AVERAGE ANNUAL TOTAL RETURN
  CLASS OF SHARES  7 DAY YIELD   1 YEAR   5 YEARS   10 YEARS   SINCE INCEPTION
      Class I       3.27%        2.88%    3.19%     3.47%           3.76%
      Class A       2.84%        2.63%    2.94%       NA            2.63%
   Service Class    2.72%         NA        NA        NA            0.50%

Please refer to the prospectus and the accompanying financial statements for more information about the Fund.

                 One Group Michigan Municipal Money Market Fund
Portfolio Performance Review
--------------------------------------------------------------------------------
ONE GROUP MUTUAL FUNDS                                             JUNE 30, 1999

HOW DID THE FUND PERFORM?
The seven-day yield on One Group Michigan Municipal Money Market Fund I share class was 3.09% on June 30, 1999, compared to 3.19% on December 31, 1998, and 3.03% on June 30, 1998.(1) (For investors in the 39.6% federal income tax bracket and the 4.4% Michigan state income tax bracket, the 3.09% yield translates to a tax-equivalent yield of 5.52%.)

WHAT CONTRIBUTED TO THE CHANGE IN YIELD?
Although the market patterns were quite dynamic during the year, a modest rate increase was evident at fiscal year-end. Rates fell from July 1998 to October 1998, as the Federal Reserve shifted to a more accommodative monetary policy with three successive rate cuts. Yields on one-year tax-exempt notes declined to 2.90% from 3.60%, while variable-rate issues moved within a range of 2.80% to 3.75% in an irregular fashion.

From October through February, rates held relatively stable. Then, beginning in early spring and through the end of the fiscal year, rates began to increase due to concerns that the Federal Reserve may have eased unnecessarily and that inflation may be looming in the wake of continued economic growth. Rates on one-year notes increased to 3.40%, and variable-rate issues traded within a range of 2.25% to 4.00%.

HOW DID EVENTS IN MICHIGAN INFLUENCE THE FUND'S PERFORMANCE OR YOUR STRATEGY? The Michigan economy remained relatively stable during the period. Moderate debt levels, strong cash balances and sound financial management helped many municipal issues take advantage of favorable market conditions. As a result, short-term financing remained quite low in favor of long-term bond issuance.

WHAT WERE YOUR PRIMARY STRATEGIES AND TACTICS?
Our primary strategy involved balancing the Fund's security mix between variable- and fixed-rate issues in an effort to anticipate and react to changing market conditions. We also relied upon our quality-oriented selection process to uncover issues that we believe represent minimal credit risk.
Initially, our strategy was to extend the Fund's average maturity to lock in yields during a falling rate environment. As the rate declines subsided in early spring, we emphasized shorter maturities and variable-rate issues to benefit from the trend toward rising interest rates. The Fund's average maturity was 31 days on June 30, 1999, compared to 51 days on December 31, 1998.

WHAT IS YOUR OUTLOOK FOR THE FUND?
Economic pressures and concerns about inflation should continue to favor an upward rate bias over the near term. The short-term municipal market also will have to contend with an unfavorable technical environment -- whereby demand exceeds supply -- as many issuers either shift their debt beyond the money market range or reduce their outstanding short-term debt with favorable surpluses. Generally, an extended rising rate trend also may bring about the possibility of deteriorating credit and widening yield spreads. With that in mind, our investment strategy will continue to selectively favor quality-rated issues and use shorter average maturities to generate consistent, attractive returns.

/s/ Sherman Smith
Sherman Smith
Team Leader
Money Market Team

/s/ Gary J. Madich
Gary J. Madich, CFA
Chief Investment Officer of Fixed Income Securities

                                           AVERAGE ANNUAL TOTAL RETURN
  CLASS OF SHARES   7 DAY YIELD   1 YEAR   5 YEARS   10 YEARS   SINCE INCEPTION
    Class I            3.09%       2.83%    3.06%        NA          2.85%
    Class A            2.84%       2.57%    2.91%        NA          2.77%

(1) The Fund previously was a member of the Pegasus Funds, which had a fiscal year-end of December 31, 1998 -- the date of the last Pegasus Funds annual report. The Pegasus Funds merged with the One Group in March 1999, and the Fund's fiscal year-end is now June 30.
Please refer to the prospectus and the accompanying financial statements for more information about the Fund.

                   One Group Ohio Municipal Money Market Fund
Portfolio Performance Review
--------------------------------------------------------------------------------
ONE GROUP MUTUAL FUNDS                                             JUNE 30, 1999

HOW DID THE FUND PERFORM?
The seven-day yield on One Group Ohio Municipal Money Market Fund I share class was 3.20% on June 30, 1999, compared to 3.21% on June 30, 1998. (For investors in the 39.6% federal income tax bracket and the 7.0% Ohio state income tax bracket, the 3.20% yield translates to a tax-equivalent yield of 5.99%.)

WHAT CONTRIBUTED TO THE SLIGHT CHANGE IN YIELD?
Rates fell from July to October, as the Federal Reserve shifted to a more accommodative monetary policy with three successive rate cuts. Yields on one-year tax-exempt notes declined to 2.90% from 3.60%, while variable-rate issues moved within a range of 2.80% to 3.75% in an irregular fashion.

From October through February, rates held relatively stable. Then, beginning in early spring and through the end of the fiscal year, rates began to increase due to concerns that the Federal Reserve may have eased unnecessarily and that inflation may be looming in the wake of continued economic growth. Rates on one-year notes increased to 3.40%, and variable-rate issues traded within a range of 2.25% to 4.00%.

HOW DID EVENTS IN OHIO INFLUENCE THE FUND'S PERFORMANCE OR YOUR STRATEGY?
The credit status for many Ohio issuers remained strong during the fiscal year. Employment trends and a relatively diverse economy helped support a favorable growth climate. Ohio school districts continued to focus on re-allocation of funding requirements. This considerable challenge ultimately resulted in a decline in total short-term debt issuance in the school district sector.

WHAT WERE YOUR PRIMARY STRATEGIES AND TACTICS?
Our primary strategy involved balancing the Fund's security mix between variable- and fixed-rate issues in an effort to anticipate and react to changing market conditions. We also relied upon our quality-oriented selection process to uncover issues that we believe represent minimal credit risk.

In the first half of the fiscal year, our strategy was to extend the Fund's average maturity to lock in yields during a falling rate environment. As the rate declines subsided in early spring, our strategy subsequently shifted to shorter maturities and emphasized variable-rate issues to benefit from the trend toward rising interest rates. The Fund's average maturity ranged from 25 days to 50 days and ended the fiscal year at 35 days, compared to 36 days on June 30, 1998.

WHAT IS YOUR OUTLOOK FOR THE FUND?
Economic pressures and concerns about inflation should continue to favor an upward rate bias over the near term. The short-term municipal market also will have to contend with an unfavorable technical environment -- whereby demand exceeds supply -- as many issuers either shift their debt beyond the money market range or reduce their outstanding short-term debt with favorable surpluses. Generally, an extended rising rate trend also may bring about the possibility of deteriorating credit and widening yield spreads. With that in mind, our investment strategy will continue to selectively favor quality-rated issues and use shorter average maturities to generate consistent, attractive returns.

/s/ Sherman Smith
Sherman Smith
Team Leader
Money Market Team

/s/ Gary J. Madich
Gary J. Madich, CFA
Chief Investment Officer of Fixed Income Securities

                                           AVERAGE ANNUAL TOTAL RETURN
  CLASS OF SHARES   7 DAY YIELD   1 YEAR   5 YEARS   10 YEARS   SINCE INCEPTION
  Class I              3.20%       2.88%    3.19%       N/A          3.02%
  Class A              2.95%       2.62%    2.94%       N/A          2.75%

Please refer to the prospectus and the accompanying financial statements for more information about the Fund.

--------------------------------------------------------------------------------
One Group Mutual Funds
Prime Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 1999
(Amounts in thousands)

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION             COST
---------   -----------------------------------  ----------
COMMERCIAL PAPER (58.2%):
Asset Backed (25.6%):
$  40,000   Ace Overseas Corp., 5.12%,
              7/20/99..........................  $   39,892
   80,000   Ace Overseas Corp., 4.98%,
              9/7/99...........................      79,247
   84,000   Ace Overseas Corp., 5.00%,
              9/10/99..........................      83,172
   53,391   Atlantis One Funding Corp., 4.86%,
              8/20/99..........................      53,031
   41,764   Atlantis One Funding Corp., 4.91%,
              9/20/99..........................      41,303
   55,797   Atlantis One Funding Corp., 5.00%,
              10/1/99..........................      55,084
   75,000   Atlantis One Funding Corp., 4.90%,
              10/13/99.........................      73,938
   45,000   Bavaria T.R.R. Corp., 5.00%,
              7/8/99...........................      44,956
   50,000   Bavaria T.R.R. Corp., 5.00%,
              7/9/99...........................      49,944
   50,000   Citibank Credit Card Master Trust,
              4.92%, 7/2/99....................      49,993
   71,962   Concord Minutemen Capital Co.,
              L.L.C., 4.95%, 10/19/99..........      70,874
   16,425   Concord Minutemen Capital Co.,
              L.L.C., 5.07%, 1/10/00...........      15,979
   30,298   Greenwich Funding Corp., 5.02%,
              8/20/99..........................      30,087
   50,000   Lexington Parker Capital Co.,
              L.L.C., 4.78%, 7/14/99...........      49,914
   50,000   Lexington Parker Capital Co.,
              L.L.C., 4.86%, 8/18/99...........      49,676
   50,000   Lexington Parker Capital Co.,
              L.L.C., 4.87%, 8/20/99...........      49,662
  150,000   Lexington Parker Capital Co.,
              L.L.C., 4.88%, 9/3/99............     148,700
   50,000   Moat Funding, L.L.C., 4.96%,
              7/1/99...........................      50,000
   56,264   Moat Funding, L.L.C., 5.02%,
              7/16/99..........................      56,146
   70,000   Moat Funding, L.L.C., 4.90%,
              8/24/99..........................      69,485
   50,000   Moat Funding, L.L.C., 5.00%,
              8/25/99..........................      49,618
  101,193   Moat Funding, L.L.C., 5.01%,
              8/27/99..........................     100,390
   50,105   Moat Funding, L.L.C., 5.02%,
              9/1/99...........................      49,672
   32,635   Moat Funding, L.L.C., 4.90%,
              10/26/99.........................      32,116
   25,514   Moat Funding, L.L.C., 5.20%,
              11/3/99..........................      25,053
   77,490   Repeat Offering Securities Entity,
              Inc., 4.85%, 7/12/99.............      77,375
   11,107   Repeat Offering Securities Entity,
              Inc., 4.83%, 7/13/99.............      11,089
   13,834   Repeat Offering Securities Entity,
              Inc., 4.83%, 7/14/99.............      13,810
   82,000   Repeat Offering Securities Entity,
              Inc., 4.78%, 7/19/99.............      81,804
   19,200   Sceptre International, Inc., 4.95%,
              7/12/99..........................      19,171
  100,000   Sigma Finance, Inc., 5.00%,
              9/8/99...........................      99,042
  100,000   Sigma Finance, Inc., 4.94%,
              9/10/99..........................      99,026
   71,000   Sigma Finance, Inc., 5.00%,
              11/19/99.........................      69,610

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION             COST
---------   -----------------------------------  ----------
COMMERCIAL PAPER, CONTINUED:
Asset Backed, continued:
$  45,100   Special Purpose Accounts Receivable
              Cooperative Corp., 5.50%,
              7/1/99...........................  $   45,100
   40,425   Special Purpose Accounts Receivable
              Cooperative Corp., 4.97%,
              7/20/99..........................      40,319
   75,000   Special Purpose Accounts Receivable
              Cooperative Corp., 4.96%,
              7/28/99..........................      74,721
   45,000   Special Purpose Accounts Receivable
              Cooperative Corp., 4.96%,
              7/29/99..........................      44,826
   34,290   Special Purpose Accounts Receivable
              Cooperative Corp., 4.97%,
              8/3/99...........................      34,134
   58,339   Special Purpose Accounts Receivable
              Cooperative Corp., 4.97%,
              8/4/99...........................      58,065
   20,000   Special Purpose Accounts Receivable
              Cooperative Corp., 4.88%,
              9/23/99..........................      19,772
                                                 ----------
                                                  2,205,796
                                                 ----------
Automotive (1.2%):
   30,000   American Honda Finance Corp.,
              4.86%, 7/27/99...................      29,895
   30,000   American Honda Finance Corp.,
              4.86%, 7/29/99...................      29,887
   41,700   American Honda Finance Corp.,
              4.81%, 7/30/99...................      41,538
                                                 ----------
                                                    101,320
                                                 ----------
Banking (15.7%):
   50,000   AB Spintab, 4.83%, 7/8/99..........      49,953
  125,000   AB Spintab, 4.87%, 9/8/99..........     123,834
  100,000   AB Spintab, 4.83%, 10/7/99.........      98,685
   75,000   AB Spintab, 4.83%, 10/8/99.........      74,004
   50,000   Abbey National North America Corp.,
              4.97%, 1/5/00....................      48,702
   50,000   Abbey National North America Corp.,
              5.00%, 1/7/00....................      48,681
   40,000   Banco de Galicia, 4.87%, 8/19/99...      39,735
   75,000   Banco Rio de la Plata S.A., 4.93%,
              12/2/99..........................      73,418
   50,000   BankAmerica Corp., 4.75%,
              7/23/99..........................      49,855
   50,000   BankAmerica Corp., 4.75%,
              7/26/99..........................      49,835
   50,000   BankAmerica Corp., 4.80%,
              8/26/99..........................      49,627
   50,000   BankAmerica Corp., 4.80%,
              10/20/99.........................      49,260
   47,000   Den Danske Corp., 4.81%,
              10/22/99,........................      46,290
   87,500   Galicia Buenos Aires Funding Corp.,
              5.40%, 3/28/00...................      83,956
   50,000   Hong Kong Bank Of Canada, 4.90%,
              7/6/99...........................      49,966
   50,000   Hong Kong Bank Of Canada, 4.83%,
              8/6/99...........................      49,759
   75,000   Hong Kong Bank Of Canada, 4.90%,
              8/17/99..........................      74,520
   15,000   Hong Kong Bank Of Canada, 4.90%,
              8/18/99..........................      14,902

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Prime Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1999
(Amounts in thousands)

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION             COST
---------   -----------------------------------  ----------
COMMERCIAL PAPER, CONTINUED:
Banking, continued:
$  50,000   Swedbank, 4.83%, 7/6/99............  $   49,966
   40,000   Swedbank, 4.80%, 7/22/99...........      39,888
   40,000   Swedbank, 4.87%, 8/9/99............      39,789
   50,000   Swedbank, 4.82%, 8/11/99...........      49,726
   50,000   Toronto Dominion Holdings, 4.80%,
              10/27/99.........................      49,213
   25,000   Unifunding, Inc., 4.75%, 7/15/99...      24,954
   25,000   Unifunding, Inc., 4.74%, 7/21/99...      24,934
                                                 ----------
                                                  1,353,452
                                                 ----------
Beverages (3.5%):
   25,000   Coca Cola Enterprises, 4.81%,
              7/20/99..........................      24,937
   20,000   Coca Cola Enterprises, 4.84%,
              8/4/99...........................      19,909
   50,000   Coca Cola Enterprises, 4.84%,
              8/10/99..........................      49,730
   35,000   Coca Cola Enterprises, 4.84%,
              8/12/99..........................      34,802
   50,000   Coca Cola Enterprises, 4.84%,
              8/16/99..........................      49,691
   30,000   Coca Cola Enterprises, 4.89%,
              8/25/99..........................      29,776
   50,000   Coca Cola Enterprises, 4.98%,
              9/13/99..........................      49,488
   50,000   Coca Cola Enterprises, 5.04%,
              8/30/99..........................      49,580
                                                 ----------
                                                    307,913
                                                 ----------
Brokerage Services (0.5%):
   40,000   Credit Suisse First Boston
              Guernsey, 4.84%, 7/13/99.........      39,935
                                                 ----------
Electric Utility (1.9%):
   25,000   AES Shady Point, 4.77%, 7/21/99....      24,934
   20,000   National Rural Utilities
              Cooperative Finance Corp., 4.80%,
              8/9/99...........................      19,896
   40,000   National Rural Utilities
              Cooperative Finance Corp., 4.80%,
              8/13/99..........................      39,771
  101,500   National Rural Utilities
              Cooperative Finance Corp., 4.88%,
              9/15/99..........................     100,454
                                                 ----------
                                                    160,121
                                                 ----------
Information Systems (0.6%):
   25,000   CSC Enterprises, 4.86%, 7/8/99.....      24,976
   30,000   CSC Enterprises, 4.81%, 7/9/99.....      29,968
                                                 ----------
                                                     54,944
                                                 ----------
Mortgage Bankers & Correspondents (3.0%):
   45,000   Countrywide Home Loans, 5.05%,
              8/5/99...........................      44,779
   50,000   Countrywide Home Loans, 4.95%,
              8/11/99..........................      49,718
   46,850   Countrywide Home Loans, 4.96%,
              8/12/99..........................      46,579
   25,000   Countrywide Home Loans, 4.96%,
              8/16/99..........................      24,842
   65,700   Countrywide Home Loans, 5.07%,
              8/19/99..........................      65,246
   22,700   Homeside Lending, Inc., 4.82%,
              7/7/99...........................      22,682
                                                 ----------
                                                    253,846
                                                 ----------

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION             COST
---------   -----------------------------------  ----------
COMMERCIAL PAPER, CONTINUED:
Motorcycles (1.6%):
$  42,450   Harley-Davidson Funding, 4.93%,
              7/9/99...........................  $   42,403
   40,000   Harley-Davidson Funding, 4.93%,
              7/21/99..........................      39,890
   35,594   Harley-Davidson Funding, 4.93%,
              7/22/99..........................      35,492
   16,500   Harley-Davidson Funding, 4.89%,
              7/27/99..........................      16,442
                                                 ----------
                                                    134,227
                                                 ----------
Office Equipment & Services (1.3%):
   38,500   Xerox Capital de Mexico S.A. de CV,
              4.83%, 7/6/99....................      38,474
   69,000   Xerox Capital de Mexico S.A. de CV,
              4.83%, 7/7/99....................      68,945
                                                 ----------
                                                    107,419
                                                 ----------
Oil & Gas Exploration (1.2%):
   50,000   Pemex Capital, Inc., 4.81%,
              7/26/99..........................      49,833
   50,000   Pemex Capital, Inc., 4.81%,
              8/29/99..........................      49,786
                                                 ----------
                                                     99,619
                                                 ----------
Pharmaceuticals (1.3%):
   12,000   Akzo Nobel, Inc., 4.83%, 7/02/99...      11,998
   25,000   Akzo Nobel, Inc., 4.80%, 7/22/99...      24,930
   32,197   Akzo Nobel, Inc., 4.80%, 7/26/99...      32,090
   40,000   Akzo Nobel, Inc., 4.82%, 8/12/99...      39,775
                                                 ----------
                                                    108,793
                                                 ----------
Transportation & Shipping (0.5%):
   45,000   Dixie Overseas Limited, 5.10%,
              7/21/99..........................      44,873
                                                 ----------
  Total Commercial Paper                          4,997,192
                                                 ----------
DEMAND NOTES (0.8%):
   70,000   Paccar Leasing, 5.22%, 1/9/00*.....      70,000
                                                 ----------
  Total Demand Notes                                 70,000
                                                 ----------
BANK NOTES (1.2%):
Banking (1.2%):
   15,000   Comerica Bank, 6.65%, 6/1/00.......      15,130
   45,000   Morgan Guaranty Trust, 5.09%,
              9/27/99*.........................      44,996
   40,000   PNC Bank, 4.95%, 10/12/99..........      40,000
                                                 ----------
  Total Bank Notes                                  100,126
                                                 ----------
CORPORATE NOTES (9.9%):
Asset Backed (9.5%):
   58,000   Racers Series 1998-MM-7-1, 5.53%,
              8/13/99*.........................      58,000
   27,000   Racers Series 1999-16-MM, 4.97%,
              6/2/00*..........................      27,000
  100,000   Structured Products Asset Return
              Series 1999-10, 5.37%,
              7/29/99*.........................     100,000

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Prime Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1999
(Amounts in thousands)

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION             COST
---------   -----------------------------------  ----------
CORPORATE NOTES, CONTINUED:
Asset Backed, continued:
$ 319,000   Structured Products Asset Return
              Series 1999-4, 5.14%, 1/24/00*...  $  319,000
  125,000   Syndicated Loan Funding Trust --
              Series 1993-3, 5.13%, 6/15/00*...     125,000
  100,000   Syndicated Loan Funding Trust --
              Series 1999-1, 5.24%, 2/15/00*...     100,000
   90,000   Syndicated Loan Funding Trust --
              Series 1999-2, 5.14%, 3/15/00*...      90,000
                                                 ----------
                                                    819,000
                                                 ----------
Automotive (0.4%):
   31,136   Ford Motor Credit Co., 8.38%,
              1/15/00..........................      31,601
                                                 ----------
  Total Corporate Notes                             850,601
                                                 ----------
MASTER NOTES (0.9%):
Automotive (0.9%):
   75,000   Wheels, Inc., 5.26%, 1/18/00*......      75,000
                                                 ----------
  Total Master Notes                                 75,000
                                                 ----------
MEDIUM TERM/SENIOR NOTES (8.3%):
Asset Backed (4.5%):
  182,500   Liberty Lighthouse U.S. Capital
              Co., L.L.C., 4.98%, 11/15/99*....     182,457
  120,000   Liberty Lighthouse U.S. Capital
              Co., L.L.C., 5.18%, 6/19/00*.....     120,000
   40,000   Sigma Finance, Inc., 4.96%,
              10/4/99*.........................      40,000
   47,500   Sigma Finance, Inc., 5.41%,
              3/13/00..........................      47,500
                                                 ----------
                                                    389,957
                                                 ----------
Brokerage Services (3.8%):
   53,000   Bear Stearn Co., Inc., Series B,
              5.32%, 5/19/00...................      53,000
   46,685   Lehman Brothers Holdings, Inc.,
              Series E, 5.27%, 1/18/00*........      46,647
   15,000   Lehman Brothers Holdings, Inc.,
              Series E, 5.24%, 1/24/00*........      14,975
   35,485   Lehman Brothers Holdings, Inc.,
              Series E, 8.88%, 2/15/00.........      36,156
   40,000   Lehman Brothers Holdings, Inc.,
              Series E, 5.27%, 3/6/00*.........      39,938
   10,000   Lehman Brothers Holdings, Inc.,
              Series E, 8.36%, 3/8/00..........      10,175
   58,490   Lehman Brothers Holdings, Inc.,
              Series E, 6.15%, 3/15/00.........      58,689
   37,500   Lehman Brothers Holdings, Inc.,
              Series E, 6.05%, 4/28/00.........      37,632
   25,000   Lehman Brothers Holdings, Inc.,
              Series E, 8.15%, 5/15/00.........      25,529
                                                 ----------
                                                    322,741
                                                 ----------
  Total Medium Term/Senior Notes                    712,698
                                                 ----------

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION             COST
---------   -----------------------------------  ----------
FUNDING AGREEMENTS (12.4%):
Insurance (12.4%):
$  50,000   Allstate Life Insurance Co., 5.02%,
              2/1/99*..........................  $   50,000
  100,000   First Allamerica Financial Life
              Insurance Co., 5.26%,............     100,000
  160,000   General American Life Insurance
              Co., 5.12%, 11/19/99*............     160,000
   88,000   General American Life Insurance
              Co., 5.12%, 1/19/00*.............      88,000
  100,000   General American Life Insurance
              Co., 5.12%, 1/19/00*.............     100,000
  265,000   Peoples Benefit Life Insurance Co.,
              5.17%, 6/2/00*...................     265,000
  125,000   Security Benefit Life Insurance
              Co., 5.20%, 5/15/00*.............     125,000
   50,000   Sunamerica Life Insurance, 5.05%,
              7/30/99*.........................      50,000
   25,000   Sunamerica Life Insurance, 4.98%,
              7/30/99*.........................      25,000
   50,000   Transamerica Life Insurance &
              Annuity Co., 5.07%, 12/9/02*.....      50,000
   25,000   Travelers Insurance Co., 5.04%,
              11/6/99*.........................      25,000
   25,000   Western and Southern Life Insurance
              Co., 4.93%, 1/29/03*.............      25,000
                                                 ----------
  Total Funding Agreements                        1,063,000
                                                 ----------
CERTIFICATES OF DEPOSIT (0.6%):
Banking (0.6%):
   15,000   Michigan National Bank, 5.13%,
              5/3/00...........................      14,995
   38,000   Nationsbank, N.A., 4.87%,
              10/6/99..........................      37,986
                                                 ----------
  Total Certificates of Deposit                      52,981
                                                 ----------
YANKEE & EURODOLLAR (8.1%):
Banking (8.1%):
  100,000   Abbey National Treasury Services,
              5.13%, 5/4/00....................      99,947
   25,000   Bank Of Nova Scotia, 5.16%,
              2/28/00..........................      24,995
   25,000   Bayerische Hypo-Und Vereinsbank AG,
              5.02%, 2/7/00....................      24,994
   50,000   Bayerische Hypo-Und Vereinsbank AG,
              5.11%, 4/10/00...................      49,981
   50,000   Bayerische Hypo-Und Vereinsbank AG,
              5.10%, 4/12/00...................      49,977
   50,000   Bayerische Hypo-Und Vereinsbank AG,
              5.36%, 5/24/00...................      49,974
   54,000   Bayerische Landesbank GZ, 5.11%,
              3/21/00..........................      53,979
   18,000   Den Danske Bank, 5.04%, 2/9/00.....      17,998
   50,000   Deutsche Bank AG, 5.06%, 4/17/00...      49,977
   40,000   Deutsche Bank AG, 5.19%, 5/8/00....      39,984
   25,000   Royal Bank Of Canada, 5.21%,
              2/28/00..........................      24,994
   20,000   Societe Generale, 5.69%, 7/16/99...      20,006

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Prime Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1999
(Amounts in thousands)

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION             COST
---------   -----------------------------------  ----------
YANKEE & EURODOLLAR, CONTINUED:
Banking, continued:
$  25,000   Svenska Handelsbanken, 5.23%,
              3/1/00...........................  $   24,997
   91,000   Swedbank, 5.67%, 7/12/99...........      91,015
   75,000   Toronto Dominion Bank, 5.02%,
              11/22/99.........................      75,000
                                                 ----------
  Total Yankee & Eurodollar                         697,818
                                                 ----------

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION             COST
---------   -----------------------------------  ----------
TIME DEPOSITS (0.6%):
Banking (0.6%):
$  49,158   State Street Bank and Trust, 5.63%,
              7/1/99...........................  $   49,158
                                                 ----------
  Total Time Deposits                                49,158
                                                 ----------
Total (Amortized Cost $8,668,574)(a)             $8,668,574
                                                 ==========

------------

Percentages indicated are based on net assets of $8,579,161.

(a) Cost and value for federal income tax and financial reporting purposes are the same.

 * Variable rate securities. The interest rate, which will change periodically, is based upon an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at June 30, 1999.

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
U.S. Treasury Securities Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 1999
(Amounts in thousands)

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION             COST
---------   -----------------------------------  ----------
U.S. TREASURY OBLIGATIONS (17.3%):
U.S. Treasury Bills (1.9%):
$  25,000   7/22/99............................  $   24,940
   59,000   7/29/99............................      58,815
   25,000   9/16/99............................      24,759
   35,000   12/30/99...........................      34,120
                                                 ----------
                                                    142,634
                                                 ----------
U.S. Treasury Notes (15.4%):
   40,000   5.88%, 8/31/99.....................      40,076
   40,000   5.75%, 9/30/99.....................      40,107
   85,285   6.38%, 1/15/00.....................      85,986
   75,000   5.38%, 1/31/00.....................      75,256
  185,000   5.88%, 2/15/00.....................     186,219
  190,000   7.13%, 2/29/00.....................     192,810
  200,000   5.50%, 2/29/00.....................     200,814
   50,000   6.88%, 3/31/00.....................      50,738
   50,000   6.75%, 4/30/00.....................      50,751
   50,000   5.63%, 4/30/00.....................      50,304
  111,100   6.38%, 5/15/00.....................     112,329
   50,000   6.25%, 5/31/00.....................      50,526
   50,000   5.50%, 5/31/00.....................      50,203
                                                 ----------
                                                  1,186,119
                                                 ----------
  Total U.S. Treasury Obligations                 1,328,753
                                                 ----------
REPURCHASE AGREEMENTS (81.9%):
  350,000   Barclays De Zoette Wedd, 4.85%,
              7/1/99, (Collateralized by
              $343,150 various U.S. Treasury
              Securities, 3.63% -- 7.88%,
              11/15/99 -- 4/15/28, market value
              $357,001)........................     350,000
  200,000   Deutsche Morgan Grenfell, 4.90%,
              7/1/99, (Collateralized by
              $183,208 various U.S. Treasury
              Securities, 5.50% -- 11.88%,
              1/31/00 -- 2/15/08, market value
              $204,000)........................     200,000
  351,000   Donaldson, Lufkin & Jenrette,
              4.80%, 7/1/99, (Collateralized by
              $327,928 various U.S. Treasury
              Securities, 0.00% -- 13.88%,
              7/8/99 -- 2/15/27, market value
              $358,021)........................     351,000
  350,000   Goldman Sachs, 4.90%, 7/1/99,
              (Collateralized by $342,483
              various U.S. Treasury Securities,
              5.50% -- 10.00%,
              3/31/03 -- 5/15/10, market value
              $357,000)........................     350,000
   30,000   Goldman Sachs, 1.50%, 7/1/99,
              (Collateralized by $29,355
              various U.S. Treasury Securities,
              5.50% -- 10.00%,
              3/31/03 -- 5/15/10, market value
              $30,600).........................      30,000

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION             COST
---------   -----------------------------------  ----------
REPURCHASE AGREEMENTS, CONTINUED:
$ 350,000   J. P. Morgan Securities, 4.80%,
              7/1/99, (Collateralized by
              $338,567 various U.S. Treasury
              Securities, 0.00% -- 13.88%,
              9/30/99 -- 8/15/28, market value
              $357,001)........................  $  350,000
  345,000   Lehman Brothers, 4.65%, 7/1/99,
              (Collateralized by $323,525
              various U.S. Treasury Securities,
              4.62% -- 13.75%,
              7/31/99 -- 2/15/25, market value
              $351,790)........................     345,000
  350,000   Morgan Stanley, 4.80%, 7/1/99,
              (Collateralized by $355,280
              various U.S. Treasury Securities,
              0.00% -- 7.00%,
              3/30/00 -- 2/15/08, market value
              $357,809)........................     350,000
  355,000   Salomon Smith Barney, 4.90%,
              7/1/99, (Collateralized by
              $357,935 various U.S. Treasury
              Securities, 0.00% -- 6.63%,
              1/6/00 -- 8/15/02, market value
              $362,180)........................     355,000
1,350,000   Societe Generale, 4.87%, 7/1/99,
              (Collateralized by $1,160,273
              various U.S. Treasury Securities,
              5.50% -- 12.50%,
              7/31/99 -- 8/15/28, market value
              $1,377,675)......................   1,350,000
  100,000   Societe Generale, 4.83%, 7/1/99,
              (Collateralized by $96,723
              various U.S. Treasury Securities,
              4.63% -- 11.75%,
              11/15/99 -- 11/15/26, market
              value $102,080)..................     100,000
  235,000   State Street Bank & Trust, 4.80%,
              7/1/99, (Collateralized by
              $234,505 various U.S. Treasury
              Securities, 5.75% -- 8.50%,
              12/31/99 -- 10/31/00, market
              value $239,730)..................     235,000
1,818,000   Westdeutsche Landesbank, 4.82%,
              7/1/99, (Collateralized by
              $1,661,953 various U.S. Treasury
              Securities, 0.00% -- 11.25%,
              8/12/99 -- 2/15/15, market value
              $1,856,232)......................   1,818,000
  100,000   Westdeutsche Landesbank, 4.75%,
              7/1/99, (Collateralized by
              $91,416 various U.S. Treasury
              Securities, 0.00% -- 11.25%,
              8/12/99 -- 2/15/15, market value
              $102,103)........................     100,000
                                                 ----------
  Total Repurchase Agreements                     6,284,000
                                                 ----------
Total (Amortized Cost $7,612,753)(a)             $7,612,753
                                                 ==========

------------

Percentages indicated are based on net assets of $7,675,037.
(a) Cost and value for federal income tax and financial reporting purposes are the same.
See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
Municipal Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 1999
(Amounts in thousands)

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION             COST
---------   -----------------------------------  ----------
DAILY DEMAND NOTES (18.9%):
Alabama (1.3%):
$  10,300   McIntosh, IDR for CIBC, 3.75%,
              7/1/28*..........................  $   10,300
    7,000   Phenix County, IDR for Mead, AMT,
              3.90%, 3/1/31, LOC: Bayerische
              Landesbank*......................       7,000
    2,000   Phenix County, IDR for Mead, Series
              93-A, AMT, 3.90%, 6/1/28, LOC:
              Toronto Dominion Bank*...........       2,000
                                                 ----------
                                                     19,300
                                                 ----------
Idaho (0.2%):
    3,600   Health Facility Authority, Revenue,
              St. Lukes Regional Medical Center
              Project, 3.40%, 5/1/22, LOC:
              Bayerische Landesbank*...........       3,600
                                                 ----------
Illinois (0.3%):
    3,800   Chicago Midway Airport Revenue,
              AMT, 3.60%, 1/1/29, LIQ:
              Commerzbank A.G.*................       3,800
                                                 ----------
Indiana (0.9%):
    7,200   Development Financial Authority,
              Revenue, PSI Energy, Inc., AMT,
              3.50%, 8/1/28, LOC: Morgan
              Guaranty Trust*..................       7,200
    5,800   Mt. Vernon, PCR, General Electric,
              AMT, 3.75%, 11/1/18*.............       5,800
                                                 ----------
                                                     13,000
                                                 ----------
Kentucky (4.4%):
    6,700   Lexington Fayette Urban County,
              Airport Revenue, AMT, 3.60%,
              7/1/13, LOC: Local De France*....       6,700
    2,400   Lexington Fayette Urban County,
              Airport Revenue, 3.60%, 7/1/28,
              MBIA*............................       2,400
    8,000   Louisville and Jefferson County
              Regional Airport Authority,
              Special Facilities Revenue,
              United Parcel Service, Series B,
              AMT, 3.50%, 1/1/29*..............       8,000
   51,200   Louisville and Jefferson County
              Regional Airport Authority,
              Special Facilities Revenue,
              United Parcel Service, Series A,
              AMT, 3.45%, 1/1/29*..............      51,200
                                                 ----------
                                                     68,300
                                                 ----------
Michigan (1.0%):
    2,500   Cornell Township Economic
              Development Corp., Mead Escanaba,
              3.80%, 11/1/16, LOC: Swiss
              Bank*............................       2,500

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION             COST
---------   -----------------------------------  ----------
DAILY DEMAND NOTES, CONTINUED:
Michigan, continued:
$     400   Delta County Economic Development,
              Revenue, Mead Paper, Series C,
              3.70%, 12/1/23*, LOC: Bank of
              Nova Scotia......................  $      400
    1,200   Farmington Hills Hospital Finance
              Authority, Botsford General
              Hospital, Series B, 3.45%,
              2/15/16, LOC: MBIA*..............       1,200
    2,200   State Strategic Fund, Detroit
              Edison, 3.70%, 9/1/30, LOC:
              Barclays Bank*...................       2,200
    2,520   State Strategic Fund, Dow Chemical,
              3.45%, 2/1/09*...................       2,520
    1,300   University of Michigan, Hospital
              Revenue, Series 92-A, 3.45%,
              12/1/19*.........................       1,300
    5,000   University of Michigan, Hospital
              Revenue, Series A, 3.45%,
              12/1/27*.........................       5,000
                                                 ----------
                                                     15,120
                                                 ----------
Nevada (0.5%):
    6,900   Clark County, IDR, AMT, 3.55%,
              12/1/22, LOC: ABN AMRO Bank*.....       6,900
                                                 ----------
New York (0.5%):
    7,000   Energy Research and Development
              Authority, PCR, Mohawk Power,
              Series A, 3.50%, AMT, 12/1/26,
              LOC: Toronto Dominion Bank*......       7,000
                                                 ----------
North Carolina (3.7%):
    8,000   Medical Care Community Hospital
              Revenue, Pooled Fund Project,
              Series A, 3.60%, 10/1/16*, LOC:
              Bank America.....................       8,000
    6,900   Person County, PCR, AMT, 3.65%,
              11/1/16, LOC: SunTrust Bank*.....       6,900
      700   Raleigh Durham Airport Authority,
              Series A, 3.45%, 11/1/15, LOC:
              NationsBank*.....................         700
   36,900   Wake County Industrial Facilities
              and Pollution, 3.60%, 6/15/14*,
              LOC: Bank of New York............      36,900
    2,800   Wake County, PCR, AMT, 3.90%,
              3/1/17, LOC: First Union National
              Bank*............................       2,800
                                                 ----------
                                                     55,300
                                                 ----------
Oregon (0.4%):
    5,700   Port Portland, 3.90%, 6/15/27, LOC:
              Bank Of Montreal*................       5,700
                                                 ----------

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Municipal Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1999
(Amounts in thousands)

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION             COST
---------   -----------------------------------  ----------
South Carolina (0.5%):
$   7,400   Florence County, Solid Waste
              Disposal and Wastewater
              Treatment, AMT, 3.55%, 4/1/28,
              LOC: Deutsche Bank A.G.*.........  $    7,400
                                                 ----------
Texas (3.6%):
    4,170   Brazos River Authority, Dow
              Chemical, 3.55%, 4/1/30*.........       4,170
   34,815   Brazos River Authority, PCR,
              Utilities Electric Co. Project,
              AMT, 3.60%, 6/1/30, AMBAC*.......      34,815
    5,400   Brazos River Authority, PCR,
              Utilities Electric Co. Project,
              Series A, AMT, 3.55%, 3/1/26,
              AMBAC*...........................       5,400
    1,300   Brazos River, Harbor Navigation
              District Revenue, Dow Chemical
              Co. Project, AMT, 3.60%,
              5/1/23*..........................       1,300
    4,200   Sabine River Authority, PCR,
              Utilities Electric Co. Project,
              AMT, 3.60%, 6/1/30, LOC: Union
              Bank of Switzerland*.............       4,200
    4,075   Sabine River Authority, PCR,
              Utilities Electric Co. Project,
              Series C, 3.90%, 6/1/30, LOC:
              Union Bank of Switzerland*.......       4,075
                                                 ----------
                                                     53,960
                                                 ----------
Virginia (1.1%):
    8,000   Dinwiddie County, IDR, Chaparral
              East Project A, AMT, 3.55%,
              9/1/28, LOC: NationsBank*........       8,000
    6,700   King George County, IDR, Birchwood
              Power Partners, AMT, 3.55%,
              11/1/25, LOC: Credit Suisse First
              Boston*..........................       6,700
    2,200   King George County, IDR, Birchwood
              Power Partners, AMT, 3.55%,
              3/1/27, LOC: Credit Suisse First
              Boston*:.........................       2,200
                                                 ----------
                                                     16,900
                                                 ----------
Wyoming (0.5%):
    8,000   Lincoln County, Environmental
              Revenue, Pacificorp Projects,
              AMT, 3.65%, 11/1/25*.............       8,000
                                                 ----------
  Total Daily Demand Notes                          284,280
                                                 ----------
MONTHLY DEMAND NOTES (0.6%):
Arizona (0.3%):
    4,500   Chandler, IDR, Parsons Municipal
              Project, 3.35%, 12/15/09, LOC:
              Bank of America*.................       4,500
                                                 ----------

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION             COST
---------   -----------------------------------  ----------
MONTHLY DEMAND NOTES, CONTINUED:
Michigan (0.1%):
$     900   Meridian, Economic Development,
              Hannah Research and Technology
              Center, 3.35%, 11/15/15, LOC:
              Comerica Bank*...................  $      900
                                                 ----------
Vermont (0.2%):
    3,600   State Student Assistance Corp.,
              Student Loan Revenue, 3.30%,
              1/1/04, LOC: National
              Westminster*.....................       3,600
                                                 ----------
  Total Monthly Demand Notes                          9,000
                                                 ----------
MUNICIPAL NOTES (4.7%):
Iowa (0.7%):
   10,500   State School Cash Anticipation
              Program, 4.00%, 6/23/00, INS :
              FSA..............................      10,577
                                                 ----------
Michigan (0.9%):
    4,300   State Housing Development
              Authority, AMT, 3.00%, 12/1/99...       4,300
    9,675   State Revenue School Loan, 3.50%,
              12/1/99..........................       9,699
                                                 ----------
                                                     13,999
                                                 ----------
New Mexico (0.7%):
   10,000   TRAN, 4.00%, 6/30/00...............      10,074
                                                 ----------
Ohio (0.1%):
    1,750   University of Cincinnati, General
              Receipts, BAN, 3.26%, 12/21/99...       1,752
                                                 ----------
Puerto Rico (0.5%):
    7,000   RAN, Series 99-A, 3.50%, 7/30/99...       7,004
                                                 ----------
Texas (0.4%):
    6,642   TRAN, 4.50%, 8/31/99...............       6,661
                                                 ----------
Wisconsin (1.4%):
   10,500   Waukesha School District Tax and
              Revenue, 3.90%, 8/20/99..........      10,503
   10,000   West Allis-West, School District,
              RAN, 3.60%, 9/21/99..............      10,006
                                                 ----------
                                                     20,509
                                                 ----------
  Total Municipal Notes                              70,576
                                                 ----------
PUT BONDS (3.1%):
Arizona (1.0%):
   15,000   Cochise County, PCR, Arizona
              Electric Power Corp., Series A,
              AMT, 2.90%, 9/1/24*..............      15,000
                                                 ----------
Florida (1.9%):
   20,000   Putnam County Development
              Authority, PCR, Seminole
              Electric, 3.30%, 3/15/14*........      20,000

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Municipal Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1999
(Amounts in thousands)

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION             COST
---------   -----------------------------------  ----------
PUT BONDS, CONTINUED:
Florida, continued:
$   9,000   Putnam County Development
              Authority, Seminole Electric Co.,
              3.13%, 12/15/09*.................  $    9,000
                                                 ----------
                                                     29,000
                                                 ----------
Oregon (0.2%):
    3,235   State Housing and Community
              Mortgage Revenue, Series 1,
              3.15%, 12/2/99...................       3,235
                                                 ----------
  Total Put Bonds                                    47,235
                                                 ----------
TAX FREE COMMERCIAL PAPER (15.2%):
Alaska (1.7%):
   10,000   Valdez Marine Terminal, Series
              94-A, 3.20%, 8/2/99, ARCO........      10,000
   15,000   Valdez Marine Terminal, Series C,
              3.10%, 8/2/99, ARCO..............      15,000
                                                 ----------
                                                     25,000
                                                 ----------
Arizona (0.6%):
    8,850   Mesa Municipal Development Corp.,
              Series 85, 3.10%, 9/1/99, LOC:
              West Deutsche Landesbank.........       8,850
                                                 ----------
Florida (0.4%):
    6,500   Municipal Power Authority, 3.25%,
              8/11/99, LOC: First Union
              National Bank....................       6,500
                                                 ----------
Georgia (1.2%):
   18,000   Burke County, PCR, Ogle Thorpe
              Power Corp., Series B, 3.15%,
              8/3/99, AMBAC....................      18,000
                                                 ----------
Indiana (1.3%):
   20,000   Developmental Finance Authority,
              Pure Air on Lake Project, Series
              A, 3.40%, 10/1/99, LOC: National
              Westminster......................      20,000
                                                 ----------
Michigan (0.4%):
    5,790   University of Michigan, 3.25%,
              8/11/99..........................       5,790
                                                 ----------
Missouri (0.6%):
    8,700   State Environmental Authority,
              Union Electric Co., 3.05%,
              1/21/99, LOC: Union Bank of
              Switzerland......................       8,700
                                                 ----------
Nebraska (0.4%):
    6,000   Lincoln Electric Revenue, Series
              95, 3.05%, 8/2/99, LOC: Morgan
              Guaranty Trust...................       6,000
                                                 ----------
Ohio (2.3%):
    2,500   Air Quality Development Authority,
              Cleveland Electric, Inc., 3.80%,
              8/2/99, FGIC.....................       2,500

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION             COST
---------   -----------------------------------  ----------
TAX FREE COMMERCIAL PAPER, CONTINUED:
Ohio, continued:
$   8,100   Toledo Lucas County, CSX
              Transportation, 3.10%, 8/2/99,
              LOC: Bank Of Nova Scotia.........  $    8,100
    3,400   Water Development Authority,
              Cleveland Electric, Inc., 3.75%,
              8/9/99, FGIC.....................       3,400
   11,000   Water Development Authority,
              Duquesne Light, Series 1988,
              3.15%, 7/1/99, LOC: Toronto
              Dominion.........................      11,000
   10,850   Water Development Authority, PCR,
              Duquesne Light, Series 88, AMT,
              3.15%, 9/1/99, LOC: Toronto
              Dominion.........................      10,850
                                                 ----------
                                                     35,850
                                                 ----------
Pennsylvania (2.0%):
   15,345   Carbon County, Panther Creek,
              Series 90-B, AMT, 3.25%,
              10/4/99..........................      15,345
   14,050   Venango Industrial Development
              Authority, Scrubgrass, 3.20%,
              8/4/99, LOC: National
              Westminster......................      14,050
                                                 ----------
                                                     29,395
                                                 ----------
Texas (2.8%):
   23,000   Brazos River Authority, Utilities
              Revenue, 2.80%, 7/8/99, LOC:
              Canadian Imperial Bank of
              Commerce.........................      23,000
    5,000   Brazos River Authority, Utilities
              Revenue, 3.25%, 7/20/99, LOC:
              Canadian Imperial Bank of
              Commerce.........................       5,000
   15,000   TRAN, Series 1998, 2.95%,
              7/15/99..........................      15,000
                                                 ----------
                                                     43,000
                                                 ----------
West Virginia (1.5%):
   16,500   State Public Authority Energy
              Revenue, Morgantown Assoc.
              Project, AMT, 3.05%, 9/1/99, LOC:
              Swiss Bank.......................      16,500
    6,000   State Public Authority Energy
              Revenue, Morgantown Assoc.
              Project, AMT, 3.05%, 9/7/99, LOC:
              Swiss Bank.......................       6,000
                                                 ----------
                                                     22,500
                                                 ----------
  Total Tax Free Commercial Paper                   229,585
                                                 ----------
WEEKLY DEMAND NOTES (58.0%):
Alabama (0.3%):
    4,800   Decatur, IDR, Solid Waste Disposal,
              Trico Steel, AMT, 3.55%, 1/1/27,
              LOC: Chase Manhattan Bank*.......       4,800
                                                 ----------

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Municipal Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1999
(Amounts in thousands)

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION             COST
---------   -----------------------------------  ----------
WEEKLY DEMAND NOTES, CONTINUED:
Arkansas (2.1%):
$  24,200   Clark County, Solid Waste Disposal
              Revenue, Reynolds Metals Co.
              Project, AMT, 3.40%, 8/1/22, LOC:
              SunTrust Bank*...................  $   24,200
    8,100   Clark County, Solid Waste Disposal
              Revenue, AMT, 3.40%, 8/1/22, LOC:
              SunTrust Bank*...................       8,100
                                                 ----------
                                                     32,300
                                                 ----------
Colorado (1.3%):
   18,900   Student Obligation Bond Authority,
              Series 90-A, AMT, 3.55%, 9/1/24,
              SLMA*............................      18,900
                                                 ----------
Delaware (0.9%):
   13,500   Economic Development Authority
              Revenue, Series A, AMT, 3.55%,
              8/1/29, LOC: Canadian Imperial
              Bank of Commerce*................      13,500
                                                 ----------
District of Columbia (0.6%):
    9,705   Metro Washington D.C. Airports
              Authority Trust Receipts, 3.74%,
              10/1/16, LIQ: Societe
              Generale*........................       9,705
                                                 ----------
Florida (6.4%):
   89,200   City of Gulf Breeze Health Care,
              3.77%, 1/1/24*, LOC: Anchor
              National Life Insurance Co.......      89,200
    6,245   Orange County Health Facilities
              Authority, 3.65%, 12/1/23, LOC:
              SunTrust Bank Central Florida*...       6,245
    2,750   Orange County Health Facilities
              Authority, 3.65%, 11/15/26, LOC:
              Rabobank Netherlands*............       2,750
                                                 ----------
                                                     98,195
                                                 ----------
Georgia (2.4%):
    8,555   Crisp County, Solid Waste, Series
              1998, 3.80%, 1/1/02*.............       8,555
    4,500   Fulton County Housing Authority,
              3.85%, 3/1/39, LOC: Wachovia
              Bank*............................       4,500
    3,735   Gwinnett County Housing Authority,
              Herrington Woods Apts., Series
              96-A, AMT, 3.60%, 9/15/26, LOC:
              KeyBank*.........................       3,735
    5,000   Macon-Bibb County Hospital
              Authority Revenue, 3.75%, 8/1/18,
              LOC: SunTrust Bank*..............       5,000
    2,300   Municipal Gas Authority, Series A,
              3.50%, 11/1/06*, LOC: Wachovia
              Bank.............................       2,300

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION             COST
---------   -----------------------------------  ----------
WEEKLY DEMAND NOTES, CONTINUED:
Georgia, continued:
$   2,000   Municipal Gas Authority, Series B,
              3.30%, 9/1/07*, LOC: Morgan
              Guaranty.........................  $    2,000
    9,800   Municipal Gas Authority, Series C,
              3.50%, 11/1/07*, LOC: Wachovia
              Bank.............................       9,800
                                                 ----------
                                                     35,890
                                                 ----------
Illinois (5.9%):
    5,000   Carol Stream, Multifamily Revenue,
              AMT, 3.65%, 3/15/27, LIQ: FNMA
              Collection*......................       5,000
   19,316   Chicago O'Hare International
              Airport Revenue, Second Lien,
              Series B, AMT, 3.60%, 1/1/18,
              LOC: Societe Generale*...........      19,316
   10,000   Chicago School Board of Education,
              Series 3, 3.60%, 12/1/27,
              AMBAC*...........................      10,000
    7,640   Jacksonville Industrial Project
              Revenue, AGI Inc. Project, AMT,
              3.75%, 2/1/26, LOC: Bank of
              America*.........................       7,640
   15,000   State Development Finance
              Authority, Aventist Health
              Systems, Series A, 3.75%,
              11/15/27, MBIA*..................      15,000
   11,800   State Development Finance
              Authority, Citizens Utility Co.
              Project, AMT, 3.55%, 5/1/32*.....      11,800
    8,700   State Development Finance
              Authority, Revenue, Aurora
              Central Catholic High School,
              3.55%, 4/1/24, LOC: Northern
              Trust*...........................       8,700
    5,640   State Development Finance
              Authority, Revenue, Special
              Facility, Little City Foundation,
              3.55%, 2/1/19, LOC: LaSalle
              National Bank*...................       5,640
    5,000   Will and Kankakee County
              Development Authority, IDR,
              3.75%, 12/1/18, LOC: PNC Bank*...       5,000
                                                 ----------
                                                     88,096
                                                 ----------
Indiana (1.4%):
    3,000   Jasper Economic Development
              Revenue, Best Chairs, Inc.
              Project, AMT, 3.75%, 3/1/19, LOC:
              PNC Bank*........................       3,000
    1,275   Purdue University and Indiana
              University Revenue, Student Fee,
              Series E, 3.50%, 7/1/11, LOC:
              Northern Trust Bank*.............       1,275

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Municipal Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1999
(Amounts in thousands)

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION             COST
---------   -----------------------------------  ----------
WEEKLY DEMAND NOTES, CONTINUED:
Indiana, continued:
$  16,200   Rockport, PCR, Indiana & Michigan
              Electric Co., Series A, 3.55%,
              8/1/14, LOC: Swiss Bank*.........  $   16,200
                                                 ----------
                                                     20,475
                                                 ----------
Iowa (1.5%):
   15,760   Finance Authority Revenue, Private
              School Facility, 3.70%, 6/1/19,
              LOC: Allied Irish Bank*..........      15,760
    7,000   Finance Authority Revenue, Wheaton
              Franciscan, Series B, 3.30%,
              8/15/24, MBIA*...................       7,000
                                                 ----------
                                                     22,760
                                                 ----------
Kentucky (1.1%):
    9,000   Henderson County, Solid Waste
              Disposal Revenue, Hudson Foods
              Inc. Project, AMT, 3.70%, 3/1/15,
              LOC: Rabobank Netherlands*.......       9,000
    7,600   Mayfield, League of Cities Lease
              Finance Program, 3.60%, 7/1/26,
              LOC: PNC Bank*...................       7,600
                                                 ----------
                                                     16,600
                                                 ----------
Maine (2.3%):
    7,000   Educational Loan Marketing Corp.,
              Series A-1, 3.40%, 5/1/29,
              AMBAC*...........................       7,000
    6,900   Educational Loan Marketing Corp.,
              Series A-2, AMT, 3.40% 5/1/29,
              AMBAC*...........................       6,900
   20,000   Educational Loan Marketing Corp.,
              Series A-2, AMT, 3.40%,
              6/1/32*..........................      20,000
                                                 ----------
                                                     33,900
                                                 ----------
Massachusetts (1.6%):
   23,860   St. Grant Anticipation Notes, Trust
              Receipts, Series A-36, 3.55%,
              12/15/17, MBIA*..................      23,860
                                                 ----------
Michigan (7.3%):
    9,600   Detroit Sewage Disposal, Series B,
              3.30%, 7/1/23, MBIA*.............       9,600
   20,500   Higher Education Student Loan,
              Series B, AMT, 3.40%, 10/1/13,
              AMBAC*...........................      20,500
    7,000   State Hospital Finance Authority,
              Charity Obligation, 3.35%,
              11/1/11*.........................       7,000
    3,500   State Hospital Finance Authority,
              Hospital Equipment Loan Program,
              Series A, 3.35%, 12/1/23, LOC:
              First of America Bank*...........       3,500

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION             COST
---------   -----------------------------------  ----------
WEEKLY DEMAND NOTES, CONTINUED:
Michigan, continued:
$     200   State Housing Development
              Authority, Limited Obligation,
              Woodland Meadows Project, AMT,
              3.60%, 3/1/13, LOC: Swiss
              Bank*............................  $      200
    8,600   State Strategic Fund, Limited
              Obligation, 3.55%, 3/1/39, LOC:
              Michigan National Bank*..........       8,600
    5,000   State Strategic Fund, Limited
              Obligation, Petoskey Plastics
              Inc. Project, AMT, 3.85%, 8/1/16,
              LOC: Comerica Bank*..............       5,000
      400   State Strategic Fund, Limited
              Obligation, Pyper Products Corp.
              Project, AMT, 3.85%, 10/1/18,
              LOC: Comerica Bank*..............         400
    2,800   State Strategic Fund, Limited
              Obligation, Quincy Inc. Project,
              AMT, 3.85%, 12/1/22*.............       2,800
    3,000   State Strategic Fund, Limited
              Obligation, Saginaw Products
              Corp. Project, AMT, 3.85%,
              9/1/17*..........................       3,000
    9,200   State Strategic Fund, Limited
              Obligation, Series A-8, 3.55%,
              9/1/21*..........................       9,200
    2,795   State Strategic Fund, Limited
              Obligation, Wayne Disposal
              Oakland Project, AMT, 3.60%,
              3/1/05, LOC: Credit Suisse-First
              Boston*..........................       2,795
    3,000   State Strategic Fund, Van Andel
              Research Institute Project,
              3.55%, 11/1/27, LOC: Michigan
              National Bank*...................       3,000
    2,500   State University, GO, Series A-2,
              3.40%, 8/15/22*..................       2,500
   14,040   Wayne County, Airport Revenue
              (Detroit Airport), Series B, AMT,
              3.40%, 12/1/16, LOC: Bayerische
              Landesbank*......................      14,040
   19,400   Wayne County, Airport Revenue,
              (Detroit Airport), Series A, AMT,
              3.50%, 12/1/16, LOC: Bayerische
              Landesbank*......................      19,400
                                                 ----------
                                                    111,535
                                                 ----------
Minnesota (0.2%):
    1,400   Higher Education Facility Authority
              Revenue, Carleton College, Series
              3-L2, 3.50%, 11/1/12, LOC:
              Norwest Bank Minnesota*..........       1,400

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Municipal Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1999
(Amounts in thousands)

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION             COST
---------   -----------------------------------  ----------
WEEKLY DEMAND NOTES, CONTINUED:
Minnesota, continued:
$     900   Minneapolis Convention Center,
              Sales Tax Revenue, Series B,
              3.60%, 12/1/17, LOC: Norwest Bank
              Minnesota*.......................  $      900
                                                 ----------
                                                      2,300
                                                 ----------
Nevada (0.8%):
   11,500   Clark County, Airport Revenue, Sub
              Lien, Series B, AMT, 3.40%,
              7/1/28, MBIA*....................      11,500
                                                 ----------
North Carolina (2.3%):
   19,520   Charlotte Airport Revenue, Series
              A, AMT, 3.40%, 7/1/17, MBIA*.....      19,520
    5,000   Mecklenburg County, Series C,
              3.70%, 2/1/17, LOC: First Union
              National Bank*...................       5,000
    6,300   Medical Care Community, Hospital
              Revenue, AMT, 3.65%, 8/15/18,
              LOC: SunTrust Bank*..............       6,300
    3,085   Medical Care Community, Hospital
              Revenue, Memorial Hospital
              Project, 3.70%, 1/15/26, LOC:
              NationsBank*.....................       3,085
                                                 ----------
                                                     33,905
                                                 ----------
Ohio (5.8%):
    6,000   City of Cleveland, Airport System
              Revenue Bonds, Series D, AMT,
              3.40%, 1/1/27, LOC: Toronto
              Dominion Bank*...................       6,000
    1,900   Clinton County, Hospital Revenue,
              Pooled Financial Programs, Series
              98, 3.50%, 6/1/28, LOC: Fifth
              Third Bank*......................       1,900
    1,425   Ross County, Hospital Revenue,
              Adena Health Systems, 3.55%,
              12/1/23, LOC: Fifth Third
              Bank*............................       1,425
   21,300   State Air Quality Development
              Authority, JMG Funding Ltd.
              Partnership, Series A, AMT,
              3.35%, 4/1/28, LOC: Societe
              Generale*........................      21,300
    6,200   State Air Quality Development
              Authority, JGM Funding Ltd.
              Partnership, Series B, 3.45%,
              4/1/28, LOC: Societe Generale*...       6,200
    3,200   State Air Quality Development
              Authority, JMG Funding Ltd.
              Partnership, AMT, 3.35%, 4/1/29,
              LOC: Societe Generale*...........       3,200
    3,300   State Water Development Authority,
              Timken Co. Project, 3.50%,
              6/1/01, LOC: Wachovia Bank and
              Trust*...........................       3,300

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION             COST
---------   -----------------------------------  ----------
WEEKLY DEMAND NOTES, CONTINUED:
Ohio, continued:
$  45,100   Student Loan Funding Corp.,
              Cincinnati, Series 98-A2, AMT,
              3.45%, 8/1/10, LIQ: Bank of
              America*.........................  $   45,100
                                                 ----------
                                                     88,425
                                                 ----------
Oregon (1.7%):
   25,000   State GO, Series 73 G, 3.45%,
              12/1/18, LIQ: Morgan Guaranty
              Trust*...........................      25,000
                                                 ----------
Pennsylvania (1.9%):
    6,500   Allegheny County, Hospital
              Development Authority Revenue,
              Margaret Memorial Hospital,
              3.35%, 10/1/21, LOC: Mellon
              Bank*............................       6,500
    5,150   Allegheny County, IDR, Eye and Ear
              Properties Corp., 4.65%, 2/1/15,
              LOC: PNC Bank*...................       5,150
    1,500   Allegheny County, IDR, United
              Jewish Federation, Series B,
              3.65%, 10/1/25, LOC: PNC Bank*...       1,500
    6,500   Indiana County, IDA, PCR, Conemaugh
              Project, Series A, AMT, 3.45%,
              6/1/27, LOC: Union Bank of
              Switzerland*.....................       6,500
      375   New Castle Area Jameson Hospital,
              3.85%, 7/1/26, FSA*..............         375
    2,500   Philadelphia Redevelopment
              Authority, Revenue, 3.65%,
              12/1/03, LOC: PNC Bank*..........       2,500
    6,300   State Economic Development Finance
              Authority, Revenue, Series 98-D,
              3.75%, 6/1/10, LOC: PNC Bank*....       6,300
                                                 ----------
                                                     28,825
                                                 ----------
South Carolina (0.3%):
    3,800   Piedmont Municipal Power Agency,
              Electric Revenue, Series C,
              3.45%, 1/1/19, MBIA*.............       3,800
                                                 ----------
South Dakota (0.2%):
    2,690   Housing Development Authority,
              Homeownership Mortgage, Series E,
              AMT, 3.85% 12/14/00*.............       2,690
                                                 ----------
Tennessee (1.0%):
   10,500   Montgomery County, Public Building,
              3.80%, 7/1/19, LOC:
              NationsBank*.....................      10,500
    4,100   Nashville & Davidson County, Health
              and Education Facilities Board
              Revenue, Belmont University
              Project, 3.75%, 12/1/22*.........       4,100
                                                 ----------
                                                     14,600
                                                 ----------

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Municipal Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1999
(Amounts in thousands)

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION             COST
---------   -----------------------------------  ----------
WEEKLY DEMAND NOTES, CONTINUED:
Texas (5.7%):
$   5,765   Brazos River Authority, PCR, AMT,
              3.55%, 7/1/22, MBIA*.............  $    5,765
   14,100   Capital Health Facilities
              Development Corp., Island on Lake
              Travis Ltd. Project, AMT, 3.40%,
              12/1/16, LOC: Credit Suisse First
              Boston*..........................      14,100
    9,400   Harris County, Toll Road, Sub Lien,
              Series H, 3.40%, 8/1/20, SPA:
              Morgan Guaranty Trust*...........       9,400
   28,800   Panhandle Plains Higher Education,
              Inc., Student Loan Revenue,
              Series A, AMT, 3.40% 6/1/21,
              SLMA*............................      28,800
    9,400   Panhandle Plains Higher Education,
              Inc., Student Loan Revenue,
              Series A, AMT, 3.40%, 6/1/23,
              SLMA*............................       9,400
   12,200   Panhandle Plains Higher Education,
              Inc. Student Loan Revenue, Series
              X, AMT, 3.40%, 6/1/27, SLMA*.....      12,200
    6,200   South State Higher Education
              Authority, Inc., 3.40%, 12/1/27,
              MBIA*............................       6,200
                                                 ----------
                                                     85,865
                                                 ----------

PRINCIPAL                                        AMORTIZED
 AMOUNT            SECURITY DESCRIPTION             COST
---------   -----------------------------------  ----------
WEEKLY DEMAND NOTES, CONTINUED:
Virginia (0.4%):
$   6,515   Roanoke Industrial Development
              Authority, Hospital Revenue,
              Roanoke Memorial Hospital, Series
              C, 3.70%, 7/1/19, SPA: First
              Union National Bank*.............  $    6,515
                                                 ----------
Washington (1.1%):
   17,100   Port Seattle, Revenue, Sub Lein,
              AMT, 3.55%, 9/1/22, LOC: Canadian
              Imperial Bank of Commerce*.......      17,100
                                                 ----------
Wisconsin (1.5%):
   22,055   Southeast Professional Baseball
              Park, District Sales Tax Revenue,
              Series 104, 3.77%, 12/15/23,
              MBIA*............................      22,055
                                                 ----------
  Total Weekly Demand Notes                         873,096
                                                 ----------
Total (Amortized Cost $1,513,772)(a)             $1,513,772
                                                 ==========

------------

Percentages indicated are based on net assets of $1,505,689.

(a) Cost and value for federal income tax and financial reporting purposes are the same.

 * Variable rate securities having liquidity agreements. The interest rate, which will change periodically, is based upon an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at June 30,1999.

AMBAC      Insured by AMBAC Indemnity Corp.
AMT        Alternative Minimum Tax Paper
BAN        Bond Anticipation Notes
FGIC       Insured by Financial Guaranty Insurance Corp.
FNMA       Fannie Mae
FSA        Insured by Financial Security Assurance
GO         General Obligation
IDA        Industrial Development Authority
IDR        Industrial Development Revenue
LIQ        Liquidity Agreement
LOC        Letter of Credit
MBIA       Insured by Municipal Bond Insurance Association
PCR        Pollution Control Revenue
RAN        Revenue Anticipation Notes
SLMA       Student Loan Marketing Association
SPA        Standby Purchase Agreement
TRAN       Tax Revenue Anticipation Notes

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
Michigan Municipal Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 1999
(Amounts in thousands)

PRINCIPAL                                         AMORTIZED
  AMOUNT            SECURITY DESCRIPTION             COST
----------   -----------------------------------  ----------
 DAILY DEMAND NOTES (12.7%):
Michigan (12.7%):
 $   870     Cornell Township, EDC, 3.80%,
               11/1/16, LOC: Bank of America*...   $    870
   1,000     Delta County, EDC, Environmental
               Improvement, Revenue, Mead-
               Escanaba Paper, Series F, 3.80%,
               12/1/23, LOC: Union Bank of
               Switzerland*.....................      1,000
   1,000     Delta County, EDC, Environmental
               Improvement, Revenue, Mead-
               Escanaba Paper, Series C, 3.70%,
               12/1/23, LOC: Bank of Nova
               Scotia*..........................      1,000
   3,200     Delta County, EDC, Environmental
               Improvement, Revenue, Mead-
               Escanaba Paper, 3.45%, 12/1/13,
               LOC: Bank of Nova Scotia*........      3,200
   2,500     Farmington Hills, Hospital Finance
               Authority, Hospital Revenue,
               Botsford General Hospital, Series
               B, 3.45%, 2/15/16, Credit
               Support: MBIA*...................      2,500
   5,600     Midland County, EDC, Revenue, Dow
               Chemical Project, Series B,
               3.75%, 12/1/15*..................      5,600
   5,000     State Strategic Fund, PCR,
               Consumers Power Project, 3.40%,
               4/15/18, LOC: Union Bank of
               Switzerland*.....................      5,000
     400     University of Michigan, Revenue,
               Hospital, Series A, 3.45%,
               12/1/19*.........................        400
     800     University of Michigan, Revenue,
               Hospital, 3.45%, 12/1/27*........        800
                                                   --------
  Total Daily Demand Notes                           20,370
                                                   --------
MONTHLY DEMAND NOTES (1.2%):
Michigan (1.2%):
   1,900     Meridian, EDC, Hannah Research &
               Technology Center, 3.35%,
               11/15/15, LOC: Comerica Bank*....      1,900
                                                   --------
  Total Monthly Demand Notes                          1,900
                                                   --------
MUNICIPAL BONDS (23.1%):
Michigan (23.1%):
   4,000     Detroit Sewage Disposal Revenue,
               7.13%, 7/1/19, FGIC*.............      4,060
   1,000     Jackson Public Schools, 4.00%,
               7/6/00, LOC: Comerica Bank.......      1,004
   5,000     Jackson Public Schools, GO, 4.25%,
               7/2/99, LOC: Comerica Bank.......      5,000
   5,800     Kalamazoo City School District,
               Series C, 3.75%, 9/16/99, LOC:
               First of America Bank............      5,805
   5,130     Municipal Bond Authority, 4.00%,
               6/30/00..........................      5,158

PRINCIPAL                                         AMORTIZED
  AMOUNT            SECURITY DESCRIPTION             COST
----------   -----------------------------------  ----------
MUNICIPAL BONDS, CONTINUED:
Michigan, continued:
 $ 5,210     State Building Authority, Revenue,
               Facilities Program, Series 1,
               4.00%, 10/15/99..................   $  5,226
   5,000     State Hospital Finance Authority
               Revenue, Metropolitan Hospital,
               Series B, 8.13%, 7/1/18*.........      5,150
   4,000     State Housing Development
               Authority, AMT, Series B, 3.00%,
               12/1/99..........................      4,000
   1,610     Wayne County, GO, Transportation
               Fund, Series A, 4.00%, 10/1/99...      1,612
                                                   --------
  Total Municipal Bonds                              37,015
                                                   --------
TAX FREE COMMERCIAL PAPER (16.4%):
Michigan (16.4%):
   5,740     Cornell Township, EDC, IDR, Mead-
               Escanaba Paper, 3.10%, 8/9/99,
               LOC: Credit Suisse First
               Boston...........................      5,740
   7,600     State Housing Development
               Authority, 3.30%, 7/19/99, LOC:
               Heleba Bank......................      7,600
   9,000     University Of Michigan, 3.25%,
               8/11/99..........................      9,000
   4,000     University Of Michigan Regents,
               3.10%, 8/23/99...................      4,000
                                                   --------
  Total Tax Free Commercial Paper                    26,340
                                                   --------
WEEKLY DEMAND NOTES (49.9%):
Michigan (49.9%):
     190     Ann Arbor, EDC, Revenue, Webers,
               Inc. Project, 3.60%, 5/1/00, LOC:
               Comerica Bank*...................        190
   8,800     Detroit Sewage Disposal, Revenue,
               Series B, 3.30%, 7/1/23, MBIA*...      8,800
   2,100     Grand Rapids Water Supply, 3.40%,
               1/1/20*, FGIC....................      2,100
   2,400     Higher Education, Student Loan
               Series XII-B, 3.40%, 10/1/13,
               AMBAC............................      2,400
   4,100     Higher Education Student Loan,
               Series XII-D, 3.40%,10/1/15,
               AMBAC*...........................      4,100
   4,600     Jackson County, EDC, Revenue,
               Industrial Steel Treating Co.
               Project, 3.85%, 6/1/17, LOC:
               Comerica Bank*...................      4,600
   1,000     Kalamazoo County, EDC, Revenue, WBC
               Properties Ltd. Project, 3.65%,
               9/1/15, LOC: Old Kent Bank &
               Trust*...........................      1,000
   4,000     Kalamazoo County, EDC, Revenue,
               Friendship Village, Series B,
               3.55%, 5/15/27, LOC: Lasalle
               National Bank*...................      4,000

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Michigan Municipal Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1999
(Amounts in thousands)

PRINCIPAL                                         AMORTIZED
  AMOUNT            SECURITY DESCRIPTION             COST
----------   -----------------------------------  ----------
WEEKLY DEMAND NOTES, CONTINUED:
Michigan, continued:
 $ 7,700     Michigan State University, Revenue,
               Series A-2, 3.40%, 8/15/22*......   $  7,700
   2,575     Oakland County, EDC, Revenue, IBC
               North America, Inc. Project,
               3.85%, 7/1/18, LOC: Comerica
               Bank*............................      2,575
   1,700     State Hospital Authority, Revenue,
               Hospital Equipment Loan Program,
               Series A, 3.35%, 12/1/23, LOC:
               First of America Bank*...........      1,700
   1,650     State Hospital Finance Authority,
               Hospital Equipment Loan Program,
               Series A, 3.35%, 12/1/23*........      1,650
     300     State Hospital Finance Authority,
               Hospital Equipment Loan Program,
               3.55%, 6/1/01*...................        300
   5,130     State Hospital Finance Authority,
               Revenue, Hospital-Charity
               Obligations, Series E, 3.35%,
               11/1/01*.........................      5,130
   6,400     State Housing Development
               Authority, Rental Housing
               Revenue, Series B, 3.40%, 4/1/19,
               LOC: Landerbank Hessen Thur
               Giro*............................      6,400
   4,800     State Housing Development
               Authority, Revenue, Woodland
               Meadows Project, 3.60%, 3/1/13,
               LOC: Swiss Bank*.................      4,800
   4,025     State Housing Development
               Authority, Revenue, Laurel
               Valley, 3.50%, 12/1/07*..........      4,025
   1,800     State Strategic Finance Authority,
               Hospital Equipment Loan Program,
               Series A, 3.35%, 12/1/23*........      1,800
   1,500     State Strategic Fund, IDR, AMT, C-
               Tec, Inc. Project, 3.80%,
               10/1/11, LOC: SunTrust Bank*.....      1,500

PRINCIPAL                                         AMORTIZED
  AMOUNT            SECURITY DESCRIPTION             COST
----------   -----------------------------------  ----------
WEEKLY DEMAND NOTES, CONTINUED:
Michigan, continued:
 $ 1,100     State Strategic Fund, PCR,
               Consumers Power Co. Project-A,
               3.50%, 9/1/00, LOC: Union Bank of
               Switzerland*.....................   $  1,100
   3,300     State Strategic Fund, Revenue,
               Pyper Products Corp. Project,
               3.85%, 10/1/18, LOC: Comerica*...      3,300
     500     State Strategic Fund, Revenue, Van
               Andel Research Institute, 3.55%,
               11/1/27*.........................        500
   1,800     State Strategic Fund, Revenue, Van
               Andel Research Institute, 3.55%,
               3/1/39, LOC: Michigan National
               Bank*............................      1,800
     200     State Strategic Fund, Revenue, AMT,
               Quincy Street, Inc. Project,
               3.85%, 12/1/22, LOC: Comerica
               Bank*............................        200
   1,025     State Strategic Fund, Revenue, AMT,
               Ironwood Plastics, Inc. Project,
               3.70%, 11/1/11, LOC: First of
               America Bank*....................      1,025
   1,605     State Strategic Fund, Revenue, AMT,
               Dennenlease L C Project, 3.70%,
               4/1/10, LOC: Old Kent Bank &
               Trust*...........................      1,605
   5,500     State Strategic Fund, Solidwaste
               Disposal Revenue, Grayling
               Generating Project, 3.50%,
               1/1/14, LOC: Barclays Bank New
               York*............................      5,500
     200     Wayne Charter County, Airport
               Revenue, AMT, Detroit
               Metropolitan County, Series B,
               3.40%, 12/1/16, LOC: Bayerische
               Landesbank*......................        200
                                                   --------
  Total Weekly Demand Notes                          80,000
                                                   --------
Total (Amortized Cost $165,625)(a)                 $165,625
                                                   ========

------------

Percentages indicated are based on net assets of $160,312.

(a) Cost and value for federal income tax and financial reporting purposes are the same.

 * Variable rate securities having liquidity agreements. The interest rate, which will change periodically, is based on an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect on June 30, 1999.

AMT      Alternative Minimum Tax                            IDR      Industrial Development Revenue
AMBAC    American Municipal Bond Assurance Corporation      LOC      Letter of Credit
EDC      Economic Development Corporation                   MBIA     Municipal Bond Insurance Association
FGIC     Financial Guaranty Insurance Company               PCR      Pollution Control Revenue
GO       General Obligation

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
Ohio Municipal Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS                                  JUNE 30, 1999
(Amounts in thousands)

PRINCIPAL                                         AMORTIZED
  AMOUNT            SECURITY DESCRIPTION             COST
----------   -----------------------------------  ----------
 ANTICIPATION NOTES (13.2%):
Ohio (13.2%):
 $ 1,000     Lebanon, Electric System, GO,
               3.23%, 9/2/99....................   $  1,000
   2,700     Orange City School District, 3.46%,
               8/18/99..........................      2,701
   1,000     Solon, GO, 3.60%, 6/15/00..........      1,003
   1,300     Union County, 3.61%, 6/15/00.......      1,303
   3,250     University of Cincinnati, General
               Receipts, 3.26%, 12/21/99........      3,254
   3,000     University of Cincinnati, General
               Receipts, 3.14%, 3/1/00..........      3,005
                                                   --------
  Total Anticipation Notes                           12,266
                                                   --------
DAILY DEMAND NOTES (13.9%):
Ohio (13.9%):
   2,400     Franklin County, Franciscan
               Sister -- St. Anthony Health
               System, 3.80%, 7/1/15, LOC:
               Chemical Bank*...................      2,400
     400     Paulding, Solid Waste, Lafarge
               Corp., 3.65%, 8/1/26, LOC: Royal
               Bank of Canada*..................        400
     400     State Air Quality Development
               Authority, 3.80%, 10/1/01, LOC:
               Deutsche Bank A.G.*..............        400
   3,950     State Air Quality Development
               Authority, Cincinnati Gas &
               Electric, 3.50%, 12/1/15, LOC:
               J.P. Morgan*.....................      3,950
   3,900     State Air Quality Development
               Authority, Cincinnati Gas &
               Electric, Series A, 3.50%,
               12/1/15, LOC: Union Bank of
               Switzerland*.....................      3,900
   1,100     State Air Quality Development
               Authority, Cincinnati Gas &
               Electric, Series A, 3.35%,
               9/1/30, LOC: ABN AMRO Bank*......      1,100
     400     State, PCR, 3.50%, 5/1/22, GTY:
               British Petroleum*...............        400
     400     Water Development Authority, Series
               B, Mead Paper Co., 3.80%,
               11/1/15, LOC: Bank of America*...        400
                                                   --------
Total Daily Demand Notes                             12,950
                                                   --------
MUNICIPAL BONDS (6.5%):
Ohio (1.1%):
   1,000     Toledo, Sewer Improvement Revenue,
               Class B, 3.20%, 11/15/99, MBIA...      1,000
                                                   --------
Puerto Rico (5.4%):
   5,000     RAN, Series 99-A, 3.50%, 7/30/99...      5,003
                                                   --------
Total Municipal Bonds                                 6,003
                                                   --------

PRINCIPAL                                         AMORTIZED
  AMOUNT            SECURITY DESCRIPTION             COST
----------   -----------------------------------  ----------
TAX FREE COMMERCIAL PAPER (7.5%):
Ohio (7.5%):
 $ 3,000     Lucas County, Toledo, CSX, 3.10%,
               8/2/99, LOC: Bank Of Nova
               Scotia...........................   $  3,000
   2,000     State Air Quality Development
               Authority, Cleveland Electric
               Illuminating Co., Series B,
               3.05%, 7/8/99....................      2,000
   2,000     State Air Quality Development
               Authority, Cleveland Electric
               Illuminating Co., Series B,
               3.05%, 9/1/99....................      2,000
                                                   --------
Total Tax Free Commercial Paper                       7,000
                                                   --------
WEEKLY DEMAND NOTES (58.8%):
Ohio (58.8%):
   1,300     Cleveland Airport System, Series D,
               Airport Revenue, AMT, 3.40%,
               1/1/27, LOC: Toronto Dominion
               Bank*............................      1,300
   5,000     Cleveland Stadium Project P-Floats,
               3.77%, 11/15/22, AMBAC*..........      5,000
   4,100     Clinton County, Hospital Revenue,
               3.50%, 6/1/28, LOC: Fifth Third
               Bank*............................      4,100
   1,300     Cuyahoga County, Hospital Revenue,
               Cleveland Clinic Foundation,
               Series A, 3.45%, 1/1/26, LOC:
               Morgan Guaranty*.................      1,300
     300     Cuyahoga County, IDR, Allen Group,
               Inc., 3.60%, 4/1/12, LOC:
               Dresdner Bank AG*................        300
   4,335     Cuyahoga County, Revenue, 3.60%,
               12/1/12, LOC: National City
               Bank*............................      4,335
   1,000     Franklin County, Inland Products,
               Inc., 3.75%, 6/1/04, LOC: PNC
               Bank*............................      1,000
   1,500     Hamilton County, Hospital
               Facilities Revenue, Children's
               Hospital Medical Center, 3.60%,
               5/15/17, LOC: PNC Bank*..........      1,500
   2,825     Hamilton County, Hospital
               Facilities Revenue, Health
               Alliance of Cincinnati, Series B,
               3.35%, 1/1/18, MBIA*.............      2,825
   1,000     Hamilton County, Hospital
               Facilities Revenue, Health
               Alliance, Series F, 3.35%,
               1/1/18, MBIA*....................      1,000
   5,000     Housing Finance Agency, Project 98
               A-1, 3.80%, 7/1/18, LOC: U.S.
               Bank, N.A.*......................      4,999
   4,000     Housing Finance Agency, Revenue,
               Series #15, 3.55%, 9/1/19,
               FSA*.............................      4,000

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
Ohio Municipal Money Market Fund
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS, CONTINUED                       JUNE 30, 1999
(Amounts in thousands)

PRINCIPAL                                         AMORTIZED
  AMOUNT            SECURITY DESCRIPTION             COST
----------   -----------------------------------  ----------
WEEKLY DEMAND NOTES, CONTINUED:
Ohio, continued:
 $ 3,000     Housing Finance Agency, Spring
               Valley Apartments, 3.60%,
               12/15/29, LOC: Keybank*..........   $  3,000
   4,963     Montgomery County, Revenue, 3.65%,
               1/1/29, LOC: Federal Home Loan
               Bank*............................      4,963
   2,000     Ohio State University, General
               Receipts, Series B, 3.55%,
               12/1/06, SBPA: National
               Westminster Bank*................      2,000
   1,950     Ross County, Hospital Facilities,
               Medical Center Project, 3.55%,
               12/1/20, LOC: Fifth Third
               Bank*............................      1,950
     700     Ross County, Hospital Revenue,
               3.55%, 12/1/23, LOC: Fifth Third
               Bank*............................        700
   1,300     State Air Quality Development
               Authority, JMG Funding Ltd.
               Partnership, AMT, 3.35%, 4/1/29,
               LOC: Societe Generale*...........      1,300

PRINCIPAL                                         AMORTIZED
  AMOUNT            SECURITY DESCRIPTION             COST
----------   -----------------------------------  ----------
WEEKLY DEMAND NOTES, CONTINUED:
Ohio, continued:
 $ 3,600     State Air Quality Development
               Authority, JMG Funding Ltd.
               Partnership, Series A, AMT,
               3.35%, 4/1/28, LOC: Societe
               Generale*........................   $  3,600
     800     State Air Quality Development
               Authority, Revenue Bond, Timken
               Co. Project, AMT, 3.50%, 6/1/01,
               LOC: Wachovia Bank*..............        800
   1,900     State Water Development Authority,
               Timken Co. Project, 3.50%,
               6/1/01, LOC: Wachovia Bank*......      1,900
   2,700     Student Loan Funding Corp.
               Cincinnati, Series 1998-A2,
               3.45%, 8/1/10, LOC: Bank of
               America*.........................      2,700
                                                   --------
  Total Weekly Demand Notes                          54,572
                                                   --------
Total (Amortized Cost $92,791)(a)                  $ 92,791
                                                   ========

------------

Percentages indicated are based on net assets of $92,925.

(a) Cost and value for federal income tax and financial reporting purposes are the same.

 * Variable rate securities having liquidity agreements. The interest rate, which will change periodically, is based an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at June 30, 1999.

AMBAC    Insured by AMBAC Indemnity Corp.
AMT      Alternative Minimum Tax Paper
FSA      Insured by Financial Security Assurance
GO       General Obligation
GTY      Guaranty
IDR      Industrial Development Revenue
LOC      Letter of Credit
MBIA     Insured by Municipal Bond Insurance Association
PCR      Pollution Control Revenue
RAN      Revenue Anticipation Note
SBPA     Stand by Bond Purchase Agreement

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES                               JUNE 30, 1999
(Amounts in thousands, except per share amounts)

                                                         U.S. TREASURY                    MICHIGAN         OHIO
                                             PRIME        SECURITIES      MUNICIPAL      MUNICIPAL      MUNICIPAL
                                          MONEY MARKET   MONEY MARKET    MONEY MARKET   MONEY MARKET   MONEY MARKET
                                              FUND           FUND            FUND           FUND           FUND
                                          ------------   -------------   ------------   ------------   ------------
ASSETS:
Investments, at amortized cost..........   $8,668,574     $1,328,753      $1,513,772      $165,625       $92,791
Repurchase agreements, at cost..........           --      6,284,000              --            --            --
                                           ----------     ----------      ----------      --------       -------
Total...................................    8,668,574      7,612,753       1,513,772       165,625        92,791
Cash....................................            1        103,071             187            60            --
Interest receivable.....................       32,779         21,987           6,253         1,297           513
Receivable for capital shares issued....          756              1              --            --            --
                                           ----------     ----------      ----------      --------       -------
TOTAL ASSETS............................    8,702,110      7,737,812       1,520,212       166,982        93,304
                                           ----------     ----------      ----------      --------       -------
LIABILITIES:
Cash Overdraft..........................           --             --              --            --            83
Dividends payable.......................       31,631         24,000           3,482           353           214
Payable to brokers for investments
  purchased.............................       83,956         34,120          10,074         6,163            --
Payable for capital shares redeemed.....        1,322              1              --            --            --
Accrued expenses and other payables:
    Investment advisory fees............        2,269          1,834             335            27            18
    Administration fees.................        1,062            926             174            17             8
    12b-1 fees..........................        1,159            767             151            53            16
    Other...............................        1,550          1,127             307            57            40
                                           ----------     ----------      ----------      --------       -------
TOTAL LIABILITIES.......................      122,949         62,775          14,523         6,670           379
                                           ----------     ----------      ----------      --------       -------
NET ASSETS:
Capital.................................    8,578,895      7,674,643       1,505,812       160,313        93,001
Undistributed (distributions in excess
  of) net investment income.............          266            394            (123)           --           (75)
Accumulated undistributed net realized
  gains (losses) from investment
  transactions..........................           --             --              --            (1)           (1)
                                           ----------     ----------      ----------      --------       -------
NET ASSETS..............................   $8,579,161     $7,675,037      $1,505,689      $160,312       $92,925
                                           ==========     ==========      ==========      ========       =======
NET ASSETS
    Class I.............................   $5,398,206     $5,599,894      $1,077,205      $ 91,211       $55,745
    Class A.............................    3,171,028      2,073,442         428,448        69,101        37,180
    Class B.............................        9,854          1,012              --            --            --
    Class C.............................           --            684              --            --            --
    Service Class.......................           73              5              36            --            --
                                           ----------     ----------      ----------      --------       -------
Total...................................   $8,579,161     $7,675,037      $1,505,689      $160,312       $92,925
                                           ==========     ==========      ==========      ========       =======
OUTSTANDING UNITS OF BENEFICIAL INTEREST (UNITS)
    Class I.............................    5,397,983      5,599,575       1,077,274        91,211        55,777
    Class A.............................    3,170,980      2,073,370         428,497        69,102        37,200
    Class B.............................        9,853          1,012              --            --            --
    Class C.............................           --            684              --            --            --
    Service Class.......................           73              5              36            --            --
                                           ----------     ----------      ----------      --------       -------
Total...................................    8,578,889      7,674,646       1,505,807       160,313        92,977
                                           ==========     ==========      ==========      ========       =======
Net Asset Value -- offering and
  redemption price per share (Class I,
  Class A, Class B, Class C, and Service
  Class shares).........................   $     1.00     $     1.00      $     1.00      $   1.00       $  1.00
                                           ==========     ==========      ==========      ========       =======

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
(Amounts in thousands)

                                                      U.S. TREASURY                           MICHIGAN                OHIO
                                          PRIME        SECURITIES      MUNICIPAL             MUNICIPAL             MUNICIPAL
                                       MONEY MARKET   MONEY MARKET    MONEY MARKET          MONEY MARKET          MONEY MARKET
                                           FUND           FUND            FUND                  FUND                  FUND
                                       ------------   -------------   ------------   --------------------------   ------------
                                           YEAR           YEAR            YEAR       SIX MONTHS        YEAR           YEAR
                                          ENDED           ENDED          ENDED          ENDED         ENDED          ENDED
                                         JUNE 30,       JUNE 30,        JUNE 30,      JUNE 30,     DECEMBER 31,     JUNE 30,
                                           1999           1999            1999          1999           1998           1999
                                       ------------   -------------   ------------   -----------   ------------   ------------
INVESTMENT INCOME:
Interest income......................    $264,231       $284,801        $31,724        $2,917         $4,209         $3,741
Income from securities lending.......          --              5             --            --             --             --
                                         --------       --------        -------        ------         ------         ------
Total Income.........................     264,231        284,806         31,724         2,917          4,209          3,741
                                         --------       --------        -------        ------         ------         ------
EXPENSES:
Investment advisory fees.............      17,517         19,893          3,368           273            364            344
Administration fees..................       8,119          9,229          1,561           144            182            186
12b-1 fees (Class A).................       3,138          3,964            541            87            111            101
12b-1 fees (Class B).................          70              8             --            --             --             --
12b-1 fees (Class C).................          --              3             --            --             --             --
12b-1 fees (Service Class)...........          --(a)          --(a)          --(a)         --             --             --
Custodian and accounting fees........          85            111             64             7              8             14
Legal and audit fees.................          40            113             43            12             30              8
Trustees' fees and expenses..........          57             95             11             3              1              1
Transfer agent fees..................         362             77             47            18             13             28
Registration and filing fees.........         381            556            168            68             11             39
Printing costs.......................         267            279             84            12             21             11
Other................................          59            154             13             1             14              2
                                         --------       --------        -------        ------         ------         ------
Total Expenses before waivers........      30,095         34,482          5,900           625            755            734
Less waivers.........................      (1,863)        (1,705)          (970)          (79)           (37)          (152)
                                         --------       --------        -------        ------         ------         ------
Net Expenses.........................      28,232         32,777          4,930           546            718            582
                                         --------       --------        -------        ------         ------         ------
Net Investment Income................     235,999        252,029         26,794         2,371          3,491          3,159
                                         --------       --------        -------        ------         ------         ------
REALIZED GAINS (LOSSES) FROM
  INVESTMENT TRANSACTIONS:
Net realized gains (losses) from
  investment transactions............         170            178             10            --             --              7
                                         --------       --------        -------        ------         ------         ------
Change in net assets resulting from
  operations.........................    $236,169       $252,207        $26,804        $2,371         $3,491         $3,166
                                         ========       ========        =======        ======         ======         ======

------------

(a) Amount is less than $1,000.
See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in thousands)

                                                         PRIME             U.S. TREASURY SECURITIES            MUNICIPAL
                                                   MONEY MARKET FUND           MONEY MARKET FUND           MONEY MARKET FUND
                                               -------------------------   -------------------------   -------------------------
                                                  YEAR          YEAR          YEAR          YEAR          YEAR          YEAR
                                                  ENDED         ENDED         ENDED         ENDED         ENDED         ENDED
                                                JUNE 30,      JUNE 30,      JUNE 30,      JUNE 30,      JUNE 30,      JUNE 30,
                                                  1999          1998          1999          1998          1999          1998
                                               -----------   -----------   -----------   -----------   -----------   -----------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
    Net investment income....................  $   235,999   $   171,341   $   252,029   $   165,715   $    26,794   $    18,959
    Net realized gains (losses) from
      investment transactions................          170            89           178            40            10            11
                                               -----------   -----------   -----------   -----------   -----------   -----------
Change in net assets resulting from
  operations.................................      236,169       171,430       252,207       165,755        26,804        18,970
                                               -----------   -----------   -----------   -----------   -----------   -----------
DISTRIBUTIONS TO CLASS I SHAREHOLDERS:
    From net investment income...............     (179,573)     (144,494)     (185,187)     (129,665)      (21,187)      (16,050)
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
    From net investment income...............      (56,159)      (26,806)      (66,805)      (36,044)       (5,607)       (2,909)
DISTRIBUTIONS TO CLASS B SHAREHOLDERS:
    From net investment income...............         (267)          (41)          (28)           (6)           --            --
DISTRIBUTIONS TO CLASS C SHAREHOLDERS:
    From net investment income...............           --            --            (9)           --(a)          --           --
DISTRIBUTIONS TO SERVICE CLASS SHAREHOLDERS:
    From net investment income...............           --(a)          --           --(a)          --           --(a)          --
                                               -----------   -----------   -----------   -----------   -----------   -----------
Change in net assets from shareholder
  distributions..............................     (235,999)     (171,341)     (252,029)     (165,715)      (26,794)      (18,959)
                                               -----------   -----------   -----------   -----------   -----------   -----------
CAPITAL TRANSACTIONS:
    Proceeds from shares issued..............   15,602,579     7,765,924    14,006,137     8,548,866     2,176,266     1,494,647
    Proceeds from shares issued in Marquis
      acquisition............................           --            --     1,232,968            --       109,768            --
    Proceeds from shares issued in Pegasus
      acquisition............................    2,765,227            --     1,053,742            --       682,334            --
    Dividends reinvested.....................       48,012        18,174        27,250        11,731         3,962         1,841
    Cost of shares redeemed..................  (13,060,728)   (7,457,318)  (12,532,378)   (7,447,086)   (2,069,587)   (1,409,168)
                                               -----------   -----------   -----------   -----------   -----------   -----------
Change in net assets from share
  transactions...............................    5,355,090       326,780     3,787,719     1,113,511       902,743        87,320
                                               -----------   -----------   -----------   -----------   -----------   -----------
Change in Net Assets.........................    5,355,260       326,869     3,787,897     1,113,511       902,753        87,331
NET ASSETS:
    Beginning of period......................    3,223,901     2,897,032     3,887,140     2,773,589       602,936       515,605
                                               -----------   -----------   -----------   -----------   -----------   -----------
    End of period............................  $ 8,579,161   $ 3,223,901   $ 7,675,037   $ 3,887,140   $ 1,505,689   $   602,936
                                               ===========   ===========   ===========   ===========   ===========   ===========
SHARE TRANSACTIONS:
    Issued...................................   15,602,549     7,765,927    14,006,072     8,548,866     2,176,241     1,494,647
    Issued in Marquis acquisition............           --            --     1,233,021            --       109,753            --
    Issued in Pegasus acquisition............    2,765,238            --     1,053,758            --       682,333            --
    Reinvested...............................       48,012        18,174        27,250        11,731         3,962         1,841
    Redeemed.................................  (13,060,717)   (7,457,319)  (12,532,359)   (7,447,086)   (2,069,548)   (1,409,168)
                                               -----------   -----------   -----------   -----------   -----------   -----------
Change in shares.............................    5,355,082       326,782     3,787,742     1,113,511       902,741        87,320
                                               ===========   ===========   ===========   ===========   ===========   ===========

------------

(a) Amount is less than $1,000.
See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
(Amounts in thousands)

                                                          MICHIGAN MUNICIPAL                    OHIO MUNICIPAL
                                                           MONEY MARKET FUND                   MONEY MARKET FUND
                                               -----------------------------------------   -------------------------
                                                   SIX
                                                 MONTHS          YEAR           YEAR          YEAR          YEAR
                                                  ENDED         ENDED          ENDED          ENDED         ENDED
                                                JUNE 30,     DECEMBER 31,   DECEMBER 31,    JUNE 30,      JUNE 30,
                                                  1999           1998           1997          1999          1998
                                               -----------   ------------   ------------   -----------   -----------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
    Net investment income....................  $    2,371    $     3,491    $     3,911    $    3,159    $     3,307
    Net realized gains (losses) from
      investment transactions................          --             --             --             7              8
                                               -----------   -----------    -----------    -----------   -----------
Change in net assets resulting from
  operations.................................       2,371          3,491          3,911         3,166          3,315
                                               -----------   -----------    -----------    -----------   -----------
DISTRIBUTIONS TO CLASS I SHAREHOLDERS:
    From net investment income...............      (1,526)        (2,295)        (2,220)       (2,108)        (2,208)
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
      From net investment income.............        (845)        (1,196)        (1,691)       (1,051)        (1,099)
                                               -----------   -----------    -----------    -----------   -----------
Change in net assets from shareholder
  distributions..............................      (2,371)        (3,491)        (3,911)       (3,159)        (3,307)
                                               -----------   -----------    -----------    -----------   -----------
CAPITAL TRANSACTIONS:
    Proceeds from shares issued..............     331,019        453,540        385,607       375,334        312,708
    Dividends reinvested.....................         542            869          1,688         1,058          1,062
    Cost of shares redeemed..................    (346,364)      (383,384)      (404,815)     (399,798)      (284,375)
                                               -----------   -----------    -----------    -----------   -----------
Change in net assets from share
  transactions...............................     (14,803)        71,025        (17,520)      (23,406)        29,395
                                               -----------   -----------    -----------    -----------   -----------
Change in Net Assets.........................     (14,803)        71,025        (17,520)      (23,399)        29,403
NET ASSETS:
    Beginning of period......................     175,115        104,090        121,610       116,324         86,921
                                               -----------   -----------    -----------    -----------   -----------
    End of period............................  $  160,312    $   175,115    $   104,090    $   92,925    $   116,324
                                               ===========   ===========    ===========    ===========   ===========
SHARE TRANSACTIONS:
    Issued...................................     331,019        453,540        385,607       375,335        312,708
    Reinvested...............................         542            869          1,688         1,058          1,062
    Redeemed.................................    (346,364)      (383,384)      (404,815)     (399,798)      (284,375)
                                               -----------   -----------    -----------    -----------   -----------
Change in shares.............................     (14,803)        71,025        (17,520)      (23,405)        29,395
                                               ===========   ===========    ===========    ===========   ===========

------------

See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                                      JUNE 30, 1999

1. ORGANIZATION:

   The One Group Mutual Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company established as a Massachusetts business trust. The accompanying financial statements and financial highlights are those of the Prime Money Market Fund, the U.S. Treasury Securities Money Market Fund, the Municipal Money Market Fund, the Michigan Municipal Money Market Fund (previously the Pegasus Michigan Municipal Money Market Fund), and the Ohio Municipal Money Market Fund (individually, a "Fund"; collectively, the "Funds") only. Each Fund is a diversified mutual fund, except the Michigan Municipal Money Market Fund and Ohio Municipal Money Market Fund which are non-diversified.

   The Trust entered into an Agreement and Plan of Reorganization (the "Marquis Agreement") with the Marquis Family of Funds ("Marquis"), a Massachusetts business trust. Pursuant to the Marquis Agreement, all of the assets and liabilities of each Marquis Fund transferred to a Fund of the One Group on August 10, 1998 in exchange for shares of the corresponding Fund of the One Group.

   The Trust entered into an Agreement and Plan of Reorganization (the "Pegasus Agreement") with the Pegasus Funds ("Pegasus"), a Massachusetts business trust. Pursuant to the Pegasus Agreement, all of the assets and liabilities of each Pegasus Fund transferred to a Fund of the One Group on March 22, 1999 in exchange for shares of the corresponding Fund of the One Group. Subsequent to the reorganization, the fiscal year end changed from December 31 to June 30 for the Michigan Municipal Money Market Fund. Therefore, the most recent period presented for the statements of operations, statements of changes in net assets and financial highlights for those Funds present the results for the six months ended June 30, 1999. All financial information for the periods prior to March 22, 1999 represent the predecessor fund.

   The Funds' investment objectives are as follows:

                         FUND                                             OBJECTIVE
                         ----                                             ---------
      Prime Money Market Fund                          Seeks current income with liquidity and
                                                        stability of principal.

      U.S. Treasury Securities Money Market Fund       Seeks current income with liquidity and
                                                        stability of principal.

      Municipal Money Market Fund                      Seeks as high a level of current interest income
                                                        exempt from Federal income tax as is consistent
                                                        with capital preservation and stability of
                                                        principal.

      Michigan Municipal Money Market Fund             Seeks as high a level of current interest income
                                                        exempt from Federal income tax and Michigan
                                                        personal income tax as is consistent with
                                                        capital preservation and stability of
                                                        principal.

      Ohio Municipal Money Market Fund                 Seeks as high a level of current interest income
                                                        exempt from Federal income tax and Ohio
                                                        personal income tax as is consistent with
                                                        capital preservation and stability of
                                                        principal.

2. SIGNIFICANT ACCOUNTING POLICIES:

   The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1999

   amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

      SECURITY VALUATION

      Securities are valued utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act. Under the amortized cost method, discount or premium is amortized on a constant basis to the maturity of the security. In addition, the Funds may not (a) purchase any instrument with a remaining maturity greater than 397 days unless such instrument is subject to a demand feature, or (b) maintain a dollar-weighted average maturity which exceeds 90 days.

       REPURCHASE AGREEMENTS

       The Funds may invest in repurchase agreements with institutions that are deemed by Banc One Investment Advisors Corporation (the "Advisor") to be of good standing and creditworthy under guidelines established by the Board of Trustees. Each repurchase agreement is recorded at cost. The Funds require that the securities purchased in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the Funds to obtain those securities in the event of a counterparty default. The seller, under the repurchase agreement, is required to maintain the value of the securities held at not less than the repurchase price, including accrued interest. Repurchase agreements are considered to be loans by a fund under the 1940 Act.

       SECURITY TRANSACTIONS AND RELATED INCOME

       Security transactions are accounted for on a trade date basis. Net realized gains or losses on sales of securities are determined on the specific identification cost method. Interest income and expenses are recognized on the accrual basis. Interest income, including any discount or premium, is accrued as earned using the straightline amortized cost method.

       SECURITIES LENDING

       To generate additional income, the Funds may lend up to 33 1/3% of securities in which they are invested pursuant to agreements requiring that the loan be continuously secured by cash, U.S. Government or U.S. Government Agency securities, shares of an investment trust or mutual fund, letters of credit or any combination of cash, such securities, shares, or letters of credit as collateral equal at all times to at least 100% of the market value plus accrued interest on the securities lent. The Funds continue to earn interest on securities lent while simultaneously seeking to earn interest on the investment of cash collateral. Collateral is marked to market daily to provide a level of collateral at least equal to the market value of securities lent. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Advisor to be of good standing and creditworthy under guidelines established by the Board of Trustees and when, in the judgment of the Advisor, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments. As of June 30, 1999, the Funds had no securities on loan.

       EXPENSES

       Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses which are attributable to more than one fund of the Trust are allocated among the respective Funds. Each class of

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1999

       shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees.

       DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

       Dividends from net investment income are declared daily and paid monthly. Net income for this purpose consists of interest accrued and discount earned (including both original issue discount and market discount) less amortization of any market premium and accrued expenses. Net realized capital gains, if any, are distributed at least annually. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are due to differences in separate class expenses.

       Net investment income and net capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of expiring capital loss carryforwards and deferrals of certain losses. Permanent book and tax differences, if any, have been reclassified among the components of net assets.

       FEDERAL INCOME TAXES

       Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, Federal income taxes.

3. SHARES OF BENEFICIAL INTEREST:

   The Trust has an unlimited number of shares of beneficial interest, with no par value, which may, without shareholder approval, be divided into an unlimited number of series of such shares, and any series may be classified or reclassified into one or more classes. The Trust is registered to offer fifty-nine series and five classes of shares: Class I, Class A, Class B, Class C and Service Class (Prior to November 1, 1998 Class I was known as Fiduciary Class). Currently, the Trust consists of forty-nine active funds. The Funds are each authorized to issue Class I, Class A, Class C and Service shares. In addition, the U.S. Treasury Securities Money Market Fund and the Prime Money Market Fund are authorized to issue Class B shares. As of June 30, 1999 there were no shareholders in Class C (except for the U.S. Treasury Securities Money Market Fund). Certain redemptions of Class B and Class C shares are subject to contingent deferred sales charge in accordance with the Fund's prospectus. Shareholders are entitled to one vote for each full share held and vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees has determined that the matter to be voted on affects only the interest of shareholders of a particular class or series. The following is a summary of transactions in fund shares for the periods noted:

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1999
(Amounts in thousands)

                                                        PRIME             U.S. TREASURY SECURITIES            MUNICIPAL
                                                  MONEY MARKET FUND           MONEY MARKET FUND           MONEY MARKET FUND
                                              -------------------------   -------------------------   -------------------------
                                                 YEAR          YEAR          YEAR          YEAR          YEAR          YEAR
                                                 ENDED         ENDED         ENDED         ENDED         ENDED         ENDED
                                               JUNE 30,      JUNE 30,      JUNE 30,      JUNE 30,      JUNE 30,      JUNE 30,
                                                 1999          1998          1999          1998          1999          1998
                                              -----------   -----------   -----------   -----------   -----------   -----------
CAPITAL TRANSACTIONS:
CLASS I SHARES:
 Proceeds from shares issued..............    $10,475,138   $ 5,665,895   $ 9,521,758   $ 6,794,618   $ 1,253,959   $ 1,087,776
 Proceeds from shares issued in Marquis
   acquisition............................             --            --       596,344            --        45,820            --
 Proceeds from shares issued in Pegasus
   acquisition............................      1,823,937            --       810,294            --       561,610            --
 Dividends reinvested.....................         13,391         1,891         1,320           443           254           171
 Cost of shares redeemed..................     (9,531,087)   (5,614,930)   (8,355,555)   (6,012,860)   (1,282,573)   (1,057,248)
                                              -----------   -----------   -----------   -----------   -----------   -----------
 Change in net assets from Class I Share
   transactions...........................    $ 2,781,379   $    52,856   $ 2,574,161   $   782,201   $   579,070   $    30,699
                                              ===========   ===========   ===========   ===========   ===========   ===========
CLASS A SHARES:
 Proceeds from shares issued..............    $ 5,106,463   $ 2,096,713   $ 4,481,220   $ 1,753,840   $   922,223   $   406,871
 Proceeds from shares issued in Marquis
   acquisition............................             --            --       636,624            --        63,948            --
 Proceeds from shares issued in Pegasus
   acquisition............................        940,816            --       243,448            --       120,724            --
 Dividends reinvested.....................         34,396        16,253        25,900        11,283         3,708         1,670
 Cost of shares redeemed..................     (3,515,979)   (1,840,335)   (4,175,153)   (1,433,946)     (786,966)     (351,920)
                                              -----------   -----------   -----------   -----------   -----------   -----------
 Change in net assets from Class A Share
   transactions...........................    $ 2,565,696   $   272,631   $ 1,212,039   $   331,177   $   323,637   $    56,621
                                              ===========   ===========   ===========   ===========   ===========   ===========
CLASS B SHARES:
 Proceeds from shares issued..............    $    20,848   $     3,316   $     2,299   $       407
 Proceeds from shares issued in Pegasus
   acquisition............................            474            --            --            --
 Dividends reinvested.....................            225            30            23             5
 Cost of shares redeemed..................        (13,605)       (2,053)       (1,491)         (280)
                                              -----------   -----------   -----------   -----------
 Change in net assets from Class B Share
   transactions...........................    $     7,942   $     1,293   $       831   $       132
                                              ===========   ===========   ===========   ===========
CLASS C SHARES:
 Proceeds from shares issued..............                                $       855   $         1
 Dividends reinvested.....................                                          7            --
 Cost of shares redeemed..................                                       (179)           --
                                                                          -----------   -----------
 Change in net assets from Class C Share
   transactions...........................                                $       683   $         1
                                                                          ===========   ===========
SERVICE CLASS SHARES:
 Proceeds from shares issued..............    $       130                 $         5                 $        84
 Dividends reinvested.....................             --(a)                       --(a)                       --(a)
 Cost of shares redeemed..................            (57)                         --                         (48)
                                              -----------                 -----------                 -----------
 Change in net assets from Service Class
   Share transactions.....................    $        73                 $         5                 $        36
                                              ===========                 ===========                 ===========
SHARE TRANSACTIONS:
CLASS I SHARES:
 Issued...................................     10,475,147     5,665,897     9,521,761     6,794,618     1,253,959     1,087,776
 Issued in Marquis acquisition............             --            --       596,344            --        45,820            --
 Issued in Pegasus acquisition............      1,823,940            --       810,294            --       561,569            --
 Reinvested...............................         13,391         1,891         1,320           443           254           171
 Redeemed.................................     (9,531,115)   (5,614,931)   (8,355,553)   (6,012,860)   (1,282,573)   (1,057,248)
                                              -----------   -----------   -----------   -----------   -----------   -----------
 Change in Class I Shares.................      2,781,363        52,857     2,574,166       782,201       579,029        30,699
                                              ===========   ===========   ===========   ===========   ===========   ===========
CLASS A SHARES:
 Issued...................................      5,106,424     2,096,713     4,481,152     1,753,840       922,198       406,871
 Issued in Marquis acquisition............             --            --       636,677            --        63,933            --
 Issued in Pegasus acquisition............        940,824            --       243,464            --       120,764            --
 Reinvested...............................         34,396        16,253        25,900        11,283         3,708         1,670
 Redeemed.................................     (3,515,939)   (1,840,335)   (4,175,136)   (1,433,946)     (786,927)     (351,920)
                                              -----------   -----------   -----------   -----------   -----------   -----------
 Change in Class A Shares.................      2,565,705       272,631     1,212,057       331,177       323,676        56,621
                                              ===========   ===========   ===========   ===========   ===========   ===========
CLASS B SHARES:
 Issued...................................         20,848         3,317         2,299           407
 Issued in Pegasus acquisition............            474            --            --            --
 Reinvested...............................            225            30            23             5
 Redeemed.................................        (13,606)       (2,053)       (1,491)         (280)
                                              -----------   -----------   -----------   -----------
 Change in Class B Shares.................          7,941         1,294           831           132
                                              ===========   ===========   ===========   ===========
CLASS C SHARES:
 Issued...................................                                        855             1
 Reinvested...............................                                          7            --
 Redeemed.................................                                       (179)           --
                                                                          -----------   -----------
 Change in Class C Shares.................                                        683             1
                                                                          ===========   ===========
 SERVICE CLASS SHARES:
 Issued...................................            130                           5                          84
 Reinvested...............................             --(a)                       --(a)                       --(a)
 Redeemed.................................            (57)                         --                         (48)
                                              -----------                 -----------                 -----------
 Change in Service Class Shares...........             73                           5                          36
                                              ===========                 ===========                 ===========

------------
(a) Amount is less than 1,000.

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1999
(Amounts in thousands)

                                                               MICHIGAN MUNICIPAL                    OHIO MUNICIPAL
                                                                MONEY MARKET FUND                   MONEY MARKET FUND
                                                    -----------------------------------------   -------------------------
                                                    SIX MONTHS        YEAR           YEAR          YEAR          YEAR
                                                       ENDED         ENDED          ENDED          ENDED         ENDED
                                                     JUNE 30,     DECEMBER 31,   DECEMBER 31,    JUNE 30,      JUNE 30,
                                                       1999           1998           1997          1999          1998
                                                    -----------   ------------   ------------   -----------   -----------
CAPITAL TRANSACTIONS:
CLASS I SHARES:
  Proceeds from shares issued.....................  $   152,638   $   299,355    $   233,991    $   208,865   $   199,296
  Dividends reinvested............................           50            37             83             38            55
  Cost of shares redeemed.........................     (172,310)     (263,447)      (208,707)      (230,386)     (178,572)
                                                    -----------   -----------    -----------    -----------   -----------
  Change in net assets from Class I Share
    transactions..................................  $   (19,622)  $    35,945    $    25,367    $   (21,483)  $    20,779
                                                    ===========   ===========    ===========    ===========   ===========
CLASS A SHARES:
  Proceeds from shares issued.....................  $   178,381   $   154,185    $   151,616    $   166,469   $   113,412
  Dividends reinvested............................          492           832          1,605          1,020         1,007
  Cost of shares redeemed.........................     (174,054)     (119,937)      (196,108)      (169,412)     (105,803)
                                                    -----------   -----------    -----------    -----------   -----------
  Change in net assets from Class A Share
    transactions..................................  $     4,819   $    35,080    $   (42,887)   $    (1,923)  $     8,616
                                                    ===========   ===========    ===========    ===========   ===========
SHARE TRANSACTIONS:
CLASS I SHARES:
  Issued..........................................      152,638       299,355        233,991        208,865       199,296
  Reinvested......................................           50            37             83             38            55
  Redeemed........................................     (172,310)     (263,447)      (208,707)      (230,386)     (178,572)
                                                    -----------   -----------    -----------    -----------   -----------
  Change in Class I Shares........................      (19,622)       35,945         25,367        (21,483)       20,779
                                                    ===========   ===========    ===========    ===========   ===========
CLASS A SHARES:
  Issued..........................................      178,381       154,185        151,616        166,470       113,412
  Reinvested......................................          492           832          1,605          1,020         1,007
  Redeemed........................................     (174,054)     (119,937)      (196,108)      (169,412)     (105,803)
                                                    -----------   -----------    -----------    -----------   -----------
  Change in Class A Shares........................        4,819        35,080        (42,887)        (1,922)        8,616
                                                    ===========   ===========    ===========    ===========   ===========

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1999

4. INVESTMENT ADVISORY, ADMINISTRATIVE, AND DISTRIBUTION AGREEMENTS:

   The Trust and the Advisor are parties to an investment advisory agreement under which the Advisor is entitled to receive an annual fee, computed daily and paid monthly, equal to 0.35% of the average daily net assets of the Prime Money Market Fund, the U.S. Treasury Securities Money Market Fund, the Municipal Money Market Fund and the Michigan Municipal Money Market Fund; and 0.30% of the Ohio Municipal Money Market Fund.

   Prior to March 22, 1999 the Pegasus Funds and First Chicago NBD Investment Management Company ("FCNIMCO") were parties to an investment advisory agreement under which the Advisor was entitled to a fee, computed daily and paid monthly, expressed as a percentage of the Michigan Municipal Money Market Fund's average daily net assets, of 0.30% of the first $1.0 billion, 0.275% of the next $1.0 billion and 0.25% of the average daily net assets in excess of $2.0 billion.

   The Trust and The One Group Services Company (the "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc., are parties to an administration agreement under which the Administrator provides services for a fee that is computed daily and paid monthly, at an annual rate of 0.20% on each fund's average daily net assets on the first $1.5 billion of Trust net assets (excluding the Investor Growth Fund, the Investor Growth & Income Fund, the Investor Conservative Growth Fund and the Investor Balanced Fund (the "Investor Funds") and the Treasury Only Money Market Fund, the Government Money Market Fund and Institutional Prime Money Market Fund (the "Institutional Money Market Funds"); 0.18% on the next $0.5 billion of Trust net assets (excluding the Investor Funds and the Institutional Money Market Funds); and 0.16% on Trust net assets (excluding the Investor Funds and the Institutional Money Market Funds) over $2 billion. The Advisor also serves as Sub-Administrator to each fund of the Trust, pursuant to an agreement between the Administrator and the Advisor. Pursuant to this agreement, the Advisor performs many of the Administrator's duties, for which the Advisor receives a fee paid by the Administrator.

   Prior to March 22, 1999 FCNIMCO and BISYS Fund Services (the
   "Co-Administrators") were parties to a Co-Administration agreement under which the Co-Administrators were entitled to a fee, computed daily and paid monthly, at an annual rate of 0.15% of the average net assets of the Michigan Municipal Money Market Fund.

   The Trust and The One Group Services Company (the "Distributor") are parties to a distribution agreement under which shares of the funds are sold on a continuous basis. Class A shares, Class B shares, Class C shares and Service Class shares are subject to distribution and shareholder services plans (the "Plans") pursuant to Rule 12b-1 under the 1940 Act. As provided in the Plans, the Trust will pay the Distributor a fee of 0.25% of the average daily net assets of Class A shares of each of the Funds, 1.00% of the average daily net assets of Class B and Class C shares and 0.75% of the average daily net assets of the Service Class shares of each of the funds. The Distributor has voluntarily agreed to limit payments under the Plans to 0.55% of average daily net assets of the Service Class shares of each fund. Up to 0.25% of the fees payable under the Plans may be used as compensation of shareholder services by the Distributor and/or financial institutions and intermediaries. Fees paid under the Plans may be applied by the Distributor toward (i) compensation for its services in connection with distribution assistance or provision of shareholder services; or (ii) payments to financial institutions and intermediaries such as banks (including affiliates of the Advisor), brokers, dealers and other institutions, including the Distributor's affiliates and subsidiaries as compensation for services or reimbursement of expenses incurred in connection with distribution assistance or provision of shareholder services. Class I shares of each Fund are offered without distribution fees.

   Certain officers of the Trust are affiliated with the Administrator. Such officers receive no compensation from the Funds for serving in their respective roles.

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1999

   The Advisor, Administrator and Distributor voluntarily agreed to waive a portion of their fees. For the year ended June 30, 1999, fees in the following amounts were waived from the Funds (amounts in thousands):

                                                              INVESTMENT
                                                               ADVISORY                       12B-1 FEES
                                                                 FEES      ADMINISTRATION       WAIVED
                                                                WAIVED      FEES WAIVED      SERVICE CLASS
                                                              ----------   --------------    -------------
   Prime Money Market Fund..................................    $1,501         $  362              --(a)
   U.S. Treasury Securities Money Market Fund...............     1,705             --              --(a)
   Municipal Money Market Fund..............................       828            142              --(a)
   Michigan Municipal Money Market Fund*....................        74              5              --
   Ohio Municipal Money Market Fund.........................        69             83              --

------------

(a) Amount is less than $1,000
 * For the six months ended June 30, 1999

5. CONCENTRATION OF CREDIT RISK:

   The Michigan and Ohio Municipal Money Market Funds, respectively, invest primarily in debt obligations issued by the States of Michigan and Ohio and their political subdivisions, agencies and public authorities to obtain funds for various public purposes. The Funds are more susceptible to economic and political factors adversely affecting issuers of Michigan's and Ohio's specific municipal securities than are municipal money market funds that are not concentrated in these issuers to the same extent.

6. MARQUIS REORGANIZATION:

   The Trust entered an agreement and plan of reorganization and liquidation ("the Marquis Reorganization") with the Marquis Family of Funds (the "Marquis Funds") pursuant to which all of the assets and liabilities of each Marquis Fund transferred to a fund of the One Group in exchange for shares of the corresponding fund of the One Group. The Marquis Reorganization, which qualified as a tax-free exchange for Federal income tax purposes, was completed on August 10, 1998, following approval by shareholders of the Marquis Funds at a special Shareholder Meeting. The following is a summary of shares outstanding and net assets, immediately before and after the Marquis Reorganization (amounts in thousands).

                                                                                                               AFTER
                                                                     BEFORE REORGANIZATION                REORGANIZATION
                                                           -----------------------------------------    -------------------
                                                            MARQUIS TREASURY        U.S. TREASURY          U.S. TREASURY
                                                            SECURITIES MONEY      SECURITIES MONEY       SECURITIES MONEY
                                                               MARKET FUND           MARKET FUND            MARKET FUND
                                                           -------------------   -------------------    -------------------
    Shares...............................................       1,233,021             4,529,296              5,762,317
    Net assets...........................................      $1,232,968            $4,529,532             $5,762,500

                                                                                                               AFTER
                                                                     BEFORE REORGANIZATION                REORGANIZATION
                                                           -----------------------------------------    -------------------
                                                               MARQUIS TAX            MUNICIPAL              MUNICIPAL
                                                              EXEMPT MONEY              MONEY                  MONEY
                                                               MARKET FUND           MARKET FUND            MARKET FUND
                                                           -------------------   -------------------    -------------------
    Shares...............................................         109,753               839,967                949,720
    Net assets...........................................      $  109,768            $  839,836             $  949,604

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1999

7. PEGASUS REORGANIZATION:

   The Trust entered an agreement and plan of reorganization and liquidation ("the Pegasus Reorganization") with the Pegasus Funds pursuant to which all of the assets and liabilities of each Pegasus Fund transferred to a fund of the One Group in exchange for shares of the corresponding Fund of the One Group. The Pegasus Reorganization, which qualified as a tax-free exchange for Federal income tax purposes, was completed on March 22, 1999, following approval by shareholders of the Pegasus Funds at a special Shareholder Meeting. The following is a summary of shares outstanding and net assets immediately before and after the Pegasus Reorganization (amounts in thousands).

                                                                                               AFTER
                                                              BEFORE REORGANIZATION        REORGANIZATION
                                                           ----------------------------    --------------
                                                             PEGASUS          PRIME            PRIME
                                                           MONEY MARKET    MONEY MARKET     MONEY MARKET
                                                               FUND            FUND             FUND
                                                           ------------    ------------    --------------
    Shares...............................................    2,765,238       5,229,986        7,995,224
    Net assets...........................................   $2,765,227      $5,230,175       $7,995,402

                                                                                                AFTER
                                                               BEFORE REORGANIZATION        REORGANIZATION
                                                           -----------------------------    --------------
                                                             PEGASUS       U.S. TREASURY    U.S. TREASURY
                                                             TREASURY       SECURITIES        SECURITIES
                                                           MONEY MARKET        MONEY            MONEY
                                                               FUND         MARKET FUND      MARKET FUND
                                                           ------------    -------------    --------------
    Shares...............................................    1,053,758       5,910,559         6,964,317
    Net assets...........................................   $1,053,742      $5,911,020        $6,964,762

                                                                                               AFTER
                                                              BEFORE REORGANIZATION        REORGANIZATION
                                                           ----------------------------    --------------
                                                             PEGASUS
                                                            MUNICIPAL       MUNICIPAL        MUNICIPAL
                                                           MONEY MARKET       MONEY            MONEY
                                                               FUND        MARKET FUND      MARKET FUND
                                                           ------------    ------------    --------------
    Shares...............................................      682,333         890,765        1,573,098
    Net assets...........................................   $  682,334      $  890,687       $1,573,021

                                                               BEFORE                            AFTER
                                                           REORGANIZATION                    REORGANIZATION
                                                           --------------                    --------------
                                                              PEGASUS
                                                              MICHIGAN         MICHIGAN         MICHIGAN
                                                             MUNICIPAL        MUNICIPAL        MUNICIPAL
                                                               MONEY            MONEY            MONEY
                                                            MARKET FUND      MARKET FUND      MARKET FUND
                                                           --------------    ------------    --------------
    Shares...............................................       207,223                           207,223
    Net assets...........................................    $  207,222                        $  207,222

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1999

8. SPECIAL MEETING OF SHAREHOLDERS (UNAUDITED):

   A Special Meeting of Shareholders of the One Group Mutual Funds was held on May 17, 1999. At the meeting, shareholders voted on the approval of the following proposals:

   1. To elect the Board of Trustees of the One Group Mutual Funds.

                                                                                                   BROKER
                                                                                                    NON-
                        FUND NAME                            FOR         AGAINST      ABSTAIN       VOTE
                        ---------                       -------------    -------    -----------    ------
    Prime Money Market Fund...........................  2,941,439,942      --       119,299,937     --
    U.S. Treasury Securities Money Market Fund........  3,058,779,674      --         6,164,903     --
    Municipal Money Market Fund.......................    628,360,502      --           301,229     --
    Ohio Municipal Money Market Fund..................     89,541,397      --         2,461,215     --

   2. To ratify the selection of independent accountants.

                                                                                                   BROKER
                                                                                                    NON-
                      FUND NAME                          FOR           AGAINST        ABSTAIN       VOTE
                      ---------                     -------------    -----------    -----------    ------
    Prime Money Market Fund.......................  2,926,911,529    120,431,070     13,397,279     --
    U.S. Treasury Securities Money Market Fund....  3,028,582,097      5,900,786     30,461,692     --
    Municipal Money Market Fund...................    628,438,984            264        222,483     --
    Ohio Municipal Money Market Fund..............     91,320,594        381,050        300,967     --

   3. To approve a change to a fundamental investment restriction by eliminating language which prohibits the One Group Mutual Funds from participating on a joint or a joint and several basis in any trading account in securities.

                                                                                                BROKER
                    FUND NAME                       FOR           AGAINST        ABSTAIN       NON-VOTE
                    ---------                  -------------    -----------    -----------    -----------
    Prime Money Market Fund..................  2,656,716,839     51,244,816     14,923,221    337,855,003
    U.S. Treasury Securities Money Market
      Fund...................................  2,566,639,590     19,004,804     12,778,854    466,521,329
    Municipal Money Market Fund..............    536,459,748      1,431,286        605,020     90,165,677
    Ohio Municipal Money Market Fund.........     70,367,992        514,271        238,084     20,882,265

   4. To eliminate a fundamental investment restriction which prohibits the One Group Prime Money Market Fund from investing in state, municipal, or private activity bonds.

                                                                                                BROKER
                    FUND NAME                       FOR           AGAINST        ABSTAIN       NON-VOTE
                    ---------                  -------------    -----------    -----------    -----------
    Prime Money Market Fund..................  2,623,216,954     68,181,491     31,486,430    337,855,004

   5. To approve a change to a fundamental investment restriction which prohibits the One Group Prime Money Market Funds from concentrating its investments in a single industry.

                                                                                                BROKER
                    FUND NAME                       FOR           AGAINST        ABSTAIN       NON-VOTE
                    ---------                  -------------    -----------    -----------    -----------
    Prime Money Market Fund..................  2,539,421,814    167,877,671     15,585,391    337,855,003

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS, CONTINUED                           JUNE 30, 1999

9. FEDERAL TAX INFORMATION (UNAUDITED):

   On June 30, 1999, the following Funds have capital loss carryforwards which are available to offset future capital gains, if any (amounts in thousands):

                                FUND                              2004      2005      TOTAL
                                ----                              ----      ----      -----
    Michigan Municipal Money Market Fund........................   $1       $--        $1
    Ohio Municipal Money Market Fund............................   --         2         2

   Distributions declared from tax-exempt income during the fiscal year ended June 30, 1999 are as follows (amounts in thousands):

    Municipal Money Market Fund.................................  $24,867
    Michigan Municipal Money Market Fund*.......................    2,446
    Ohio Municipal Money Market Fund............................    3,249

------------

* For the six months ended June 30, 1999.

Continued

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                             PRIME MONEY MARKET FUND
                                          --------------------------------------------------------------
                                                                  CLASS I SHARES
                                          --------------------------------------------------------------
                                                               YEAR ENDED JUNE 30,
                                          --------------------------------------------------------------
                                             1999         1998         1997         1996         1995
                                          ----------   ----------   ----------   ----------   ----------
NET ASSET VALUE, BEGINNING OF
  PERIOD..............................    $    1.000   $    1.000   $    1.000   $    1.000   $    1.000
                                          ----------   ----------   ----------   ----------   ----------
Investment Activities:
  Net investment income...............         0.049        0.053        0.051        0.054        0.052
                                          ----------   ----------   ----------   ----------   ----------
Distributions:
  Net investment income...............        (0.049)      (0.053)      (0.051)      (0.054)      (0.052)
                                          ----------   ----------   ----------   ----------   ----------
NET ASSET VALUE, END OF PERIOD........    $    1.000   $    1.000   $    1.000   $    1.000   $    1.000
                                          ==========   ==========   ==========   ==========   ==========
Total Return..........................          4.98%        5.39%        5.20%        5.49%        5.34%

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000)...    $5,398,206   $2,616,698   $2,563,768   $2,186,562   $1,965,416
  Ratio of expenses to average net
     assets...........................          0.50%        0.51%        0.48%        0.44%        0.41%
  Ratio of net investment income to
     average net assets...............          4.79%        5.26%        5.08%        5.34%        5.27%
  Ratio of expenses to average net
     assets*..........................          0.54%        0.58%        0.56%        0.55%        0.57%
  Ratio of net investment income to
     average net assets*..............          4.75%        5.19%        5.00%        5.23%        5.12%

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                               PRIME MONEY MARKET FUND
                                                ------------------------------------------------------
                                                                    CLASS A SHARES
                                                ------------------------------------------------------
                                                                 YEAR ENDED JUNE 30,
                                                ------------------------------------------------------
                                                   1999        1998       1997       1996       1995
                                                ----------   --------   --------   --------   --------
NET ASSET VALUE, BEGINNING OF PERIOD........    $    1.000   $  1.000   $  1.000   $  1.000   $  1.000
                                                ----------   --------   --------   --------   --------
Investment Activities:
  Net investment income.....................         0.046      0.050      0.048      0.051      0.050
                                                ----------   --------   --------   --------   --------
Distributions:
  Net investment income.....................        (0.046)    (0.050)    (0.048)    (0.051)    (0.050)
                                                ----------   --------   --------   --------   --------
NET ASSET VALUE, END OF PERIOD..............    $    1.000   $  1.000   $  1.000   $  1.000   $  1.000
                                                ==========   ========   ========   ========   ========
Total Return................................          4.72%      5.13%      4.94%      5.22%      5.08%

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000).........    $3,171,028   $605,291   $332,646   $315,374   $201,968
  Ratio of expenses to average net assets...          0.75%      0.76%      0.73%      0.69%      0.67%
  Ratio of net investment income to average
     net assets.............................          4.47%      5.01%      4.83%      5.09%      5.02%
  Ratio of expenses to average net
     assets*................................          0.79%      0.83%      0.91%      0.90%      0.92%
  Ratio of net investment income to average
     net assets*............................          4.43%      4.94%      4.65%      4.88%      4.77%

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                        PRIME MONEY MARKET FUND
                                                               ------------------------------------------
                                                                             CLASS B SHARES
                                                               ------------------------------------------
                                                                                             NOVEMBER 21,
                                                                   YEAR ENDED JUNE 30,           1996
                                                               ---------------------------   TO JUNE 30,
                                                                   1999           1998         1997(A)
                                                               ------------   ------------   ------------
NET ASSET VALUE,
  BEGINNING OF PERIOD......................................      $ 1.000        $ 1.000        $ 1.000
                                                                 -------        -------        -------
Investment Activities:
  Net investment income....................................        0.039          0.043          0.026
                                                                 -------        -------        -------
Distributions:
  Net investment income....................................       (0.039)        (0.043)        (0.026)
                                                                 -------        -------        -------
NET ASSET VALUE,
  END OF PERIOD............................................      $ 1.000        $ 1.000        $ 1.000
                                                                 =======        =======        =======
Total Return...............................................         3.94%          4.35%          2.63%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000)........................      $ 9,854        $ 1,912        $   618
  Ratio of expenses to average net assets..................         1.50%          1.51%          1.51%(c)
  Ratio of net investment income to average net assets.....         3.80%          4.25%          4.16%(c)
  Ratio of expenses to average net assets*.................         1.54%          1.57%          1.59%(c)
  Ratio of net investment income to average net assets*....         3.76%          4.19%          4.08%(c)

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                PRIME MONEY MARKET FUND
                                                                -----------------------
                                                                 SERVICE CLASS SHARES
                                                                -----------------------
                                                                       APRIL 16,
                                                                        1999 TO
                                                                       JUNE 30,
                                                                        1999(A)
                                                                -----------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD.......................................            $ 1.000
                                                                        -------
Investment Activities:
  Net investment income.....................................              0.008
                                                                        -------
Distributions:
  Net investment income.....................................             (0.008)
                                                                        -------
NET ASSET VALUE,
  END OF PERIOD.............................................            $ 1.000
                                                                        =======
Total Return................................................               0.84%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000).........................            $    73
  Ratio of expenses to average net assets...................               1.05%(c)
  Ratio of net investment income to average net assets......               4.02%(c)
  Ratio of expenses to average net assets*..................               1.28%(c)
  Ratio of net investment income to average net assets*.....               3.79%(c)

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                    U.S. TREASURY SECURITIES MONEY MARKET FUND
                                          --------------------------------------------------------------
                                                                  CLASS I SHARES
                                          --------------------------------------------------------------
                                                               YEAR ENDED JUNE 30,
                                          --------------------------------------------------------------
                                             1999         1998         1997         1996         1995
                                          ----------   ----------   ----------   ----------   ----------
NET ASSET VALUE, BEGINNING OF
  PERIOD..............................    $    1.000   $    1.000   $    1.000   $    1.000   $    1.000
                                          ----------   ----------   ----------   ----------   ----------
Investment Activities:
  Net investment income...............         0.045        0.051        0.050        0.052        0.050
                                          ----------   ----------   ----------   ----------   ----------
Distributions:
  Net investment income...............        (0.045)      (0.051)      (0.050)(a)     (0.052)     (0.050)
                                          ----------   ----------   ----------   ----------   ----------
NET ASSET VALUE, END OF PERIOD........    $    1.000   $    1.000   $    1.000   $    1.000   $    1.000
                                          ==========   ==========   ==========   ==========   ==========
Total Return..........................          4.63%        5.19%        5.07%        5.34%        5.07%

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000)...    $5,599,894   $3,025,608   $2,243,376   $1,844,590   $1,178,091
  Ratio of expenses to average net
     assets...........................          0.51%        0.52%        0.46%        0.42%        0.41%
  Ratio of net investment income to
     average net assets...............          4.52%        5.07%        4.95%        5.17%        4.96%
  Ratio of expenses to average net
     assets*..........................          0.54%        0.60%        0.57%        0.56%        0.59%
  Ratio of net investment income to
     average net assets*..............          4.49%        4.99%        4.84%        5.03%        4.78%

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Includes $.000002 short term capital gain.
See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                    U.S. TREASURY SECURITIES MONEY MARKET FUND
                                          --------------------------------------------------------------
                                                                  CLASS A SHARES
                                          --------------------------------------------------------------
                                                               YEAR ENDED JUNE 30,
                                          --------------------------------------------------------------
                                             1999         1998        1997          1996         1995
                                          ----------   ----------   --------     ----------   ----------
NET ASSET VALUE, BEGINNING OF
  PERIOD..............................    $    1.000   $    1.000   $  1.000     $    1.000   $    1.000
                                          ----------   ----------   --------     ----------   ----------
Investment Activities:
  Net investment income...............         0.043        0.048      0.047          0.050        0.047
                                          ----------   ----------   --------     ----------   ----------
Distributions:
  Net investment income...............        (0.043)      (0.048)    (0.047)(a)     (0.050)      (0.047)
                                          ----------   ----------   --------     ----------   ----------
NET ASSET VALUE, END OF PERIOD........    $    1.000   $    1.000   $  1.000     $    1.000   $    1.000
                                          ==========   ==========   ========     ==========   ==========
Total Return..........................          4.37%        4.92%      4.81%          5.08%        4.81%

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000)...    $2,073,442   $  861,350   $530,164     $  110,864   $   98,723
  Ratio of expenses to average net
     assets...........................          0.76%        0.77%      0.72%          0.67%        0.66%
  Ratio of net investment income to
     average net assets...............          4.21%        4.82%      4.71%          4.92%        4.71%
  Ratio of expenses to average net
     assets*..........................          0.79%        0.86%      0.93%          0.91%        0.94%
  Ratio of net investment income to
     average net assets*..............          4.18%        4.73%      4.50%          4.68%        4.43%

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Includes $.000002 short term capital gain.
See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                       U.S. TREASURY SECURITIES
                                                                          MONEY MARKET FUND
                                                                --------------------------------------
                                                                            CLASS B SHARES
                                                                --------------------------------------
                                                                                          NOVEMBER 21,
                                                                YEAR ENDED JUNE 30,         1996 TO
                                                                --------------------        JUNE 30,
                                                                 1999         1998          1997(A)
                                                                -------      -------      ------------
NET ASSET VALUE,
  BEGINNING OF PERIOD.......................................    $1.000       $1.000          $1.000
                                                                ------       ------          ------
Investment Activities:
  Net investment income.....................................     0.035        0.041           0.024
                                                                ------       ------          ------
Distributions:
  Net investment income.....................................    (0.035)      (0.041)         (0.024)(b)
                                                                ------       ------          ------
NET ASSET VALUE,
  END OF PERIOD.............................................    $1.000       $1.000          $1.000
                                                                ======       ======          ======
Total Return................................................      3.60%        4.14%           2.44%(c)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000).........................    $1,012       $  181          $   49
  Ratio of expenses to average net assets...................      1.51%        1.52%           1.48%(d)
  Ratio of net investment income to average net assets......      3.43%        4.06%           3.97%(d)
  Ratio of expenses to average net assets*..................      1.54%        1.60%           1.59%(d)
  Ratio of net investment income to average net assets*.....      3.40%        3.98%           3.86%(d)

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Includes $.000002 short term capital gain.
(c) Not annualized.
(d) Annualized.
See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                U.S. TREASURY SECURITIES
                                                                   MONEY MARKET FUND
                                                                ------------------------
                                                                     CLASS C SHARES
                                                                ------------------------
                                                                  YEAR      FEBRUARY 18,
                                                                 ENDED        1998 TO
                                                                JUNE 30,      JUNE 30,
                                                                  1999        1998(A)
                                                                --------    ------------
NET ASSET VALUE,
  BEGINNING OF PERIOD.......................................     $1.000        $1.000
                                                                 ------        ------
Investment Activities:
  Net investment income.....................................      0.035         0.015
                                                                 ------        ------
Distributions:
  Net investment income.....................................     (0.035)       (0.015)
                                                                 ------        ------
NET ASSET VALUE,
  END OF PERIOD.............................................     $1.000        $1.000
                                                                 ======        ======
Total Return................................................       3.59%         1.47%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000).........................     $  684        $    1
  Ratio of expenses to average net assets...................       1.51%         1.57%(c)
  Ratio of net investment income to average net assets......       3.35%         4.01%(c)
  Ratio of expenses to average net assets*..................       1.54%         1.57%(c)
  Ratio of net investment income to average net assets*.....       3.32%         4.01%(c)

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                U.S. TREASURY SECURITIES
                                                                   MONEY MARKET FUND
                                                                ------------------------
                                                                  SERVICE CLASS SHARES
                                                                ------------------------
                                                                       APRIL 16,
                                                                        1999 TO
                                                                        JUNE 30,
                                                                        1999(A)
                                                                ------------------------
NET ASSET VALUE,
  BEGINNING OF PERIOD.......................................            $ 1.000
                                                                        -------
Investment Activities:
  Net investment income.....................................              0.008
                                                                        -------
Distributions:
  Net investment income.....................................             (0.008)
                                                                        -------
NET ASSET VALUE,
  END OF PERIOD.............................................            $ 1.000
                                                                        =======
Total Return................................................               0.77%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000).........................            $     5
  Ratio of expenses to average net assets...................               1.06%(c)
  Ratio of net investment income to average net assets......               3.71%(c)
  Ratio of expenses to average net assets*..................               1.27%(c)
  Ratio of net investment income to average net assets*.....               3.50%(c)

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                           MUNICIPAL MONEY MARKET FUND
                                          --------------------------------------------------------------
                                                                  CLASS I SHARES
                                          --------------------------------------------------------------
                                                               YEAR ENDED JUNE 30,
                                          --------------------------------------------------------------
                                             1999         1998         1997         1996         1995
                                          ----------   ----------   ----------   ----------   ----------
NET ASSET VALUE, BEGINNING OF
  PERIOD..............................    $    1.000   $    1.000   $    1.000   $    1.000   $    1.000
                                          ----------   ----------   ----------   ----------   ----------
Investment Activities:
  Net investment income...............         0.028        0.032        0.031        0.033        0.032
                                          ----------   ----------   ----------   ----------   ----------
Distributions:
  Net investment income...............        (0.028)      (0.032)      (0.031)      (0.033)      (0.032)
                                          ----------   ----------   ----------   ----------   ----------
NET ASSET VALUE, END OF PERIOD........    $    1.000   $    1.000   $    1.000   $    1.000   $    1.000
                                          ==========   ==========   ==========   ==========   ==========
Total Return..........................          2.88%        3.27%        3.19%        3.34%        3.28%

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000)...    $1,077,205   $  498,127   $  467,420   $  459,807   $  437,743
  Ratio of expenses to average net
     assets...........................          0.46%        0.45%        0.43%        0.41%        0.41%
  Ratio of net investment income to
     average net assets...............          2.84%        3.22%        3.16%        3.29%        3.26%
  Ratio of expenses to average net
     assets*..........................          0.56%        0.56%        0.55%        0.59%        0.59%
  Ratio of net investment income to
     average net assets*..............          2.74%        3.11%        3.04%        3.11%        3.08%

------------

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                           MUNICIPAL MONEY MARKET FUND
                                          --------------------------------------------------------------
                                                                  CLASS A SHARES
                                          --------------------------------------------------------------
                                                               YEAR ENDED JUNE 30,
                                          --------------------------------------------------------------
                                             1999         1998         1997         1996         1995
                                          ----------   ----------   ----------   ----------   ----------
NET ASSET VALUE, BEGINNING OF
  PERIOD..............................    $    1.000   $    1.000   $    1.000   $    1.000   $    1.000
                                          ----------   ----------   ----------   ----------   ----------
Investment Activities
  Net investment income...............         0.026        0.030        0.029        0.030        0.030
                                          ----------   ----------   ----------   ----------   ----------
Distributions
  Net investment income...............        (0.026)      (0.030)      (0.029)      (0.030)      (0.030)
                                          ----------   ----------   ----------   ----------   ----------
NET ASSET VALUE, END OF PERIOD........    $    1.000   $    1.000   $    1.000   $    1.000   $    1.000
                                          ==========   ==========   ==========   ==========   ==========
Total Return..........................          2.63%        3.01%        2.97%        3.08%        3.02%

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000)...    $  428,448   $  104,809   $   48,185   $   50,720   $   56,518
  Ratio of expenses to average net
     assets...........................          0.70%        0.70%        0.68%        0.66%        0.66%
  Ratio of net investment income to
     average net assets...............          2.59%        2.97%        2.91%        3.04%        3.01%
  Ratio of expenses to average net
     assets*..........................          0.80%        0.81%        0.90%        0.94%        0.94%
  Ratio of net investment income to
     average net assets*..............          2.49%        2.86%        2.69%        2.76%        2.73%

------------

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                MUNICIPAL MONEY
                                                                  MARKET FUND
                                                                ---------------
                                                                 SERVICE CLASS
                                                                    SHARES
                                                                ---------------
                                                                   APRIL 16,
                                                                    1999 TO
                                                                   JUNE 30,
                                                                    1999(A)
                                                                ---------------
NET ASSET VALUE,
  BEGINNING OF PERIOD.......................................        $ 1.000
                                                                    -------
Investment Activities:
  Net investment income.....................................          0.005
                                                                    -------
Distributions:
  Net investment income.....................................         (0.005)
                                                                    -------
NET ASSET VALUE,
  END OF PERIOD.............................................        $ 1.000
                                                                    =======
Total Return................................................           0.50%(b)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000).........................        $    36
  Ratio of expenses to average net assets...................           1.00%(c)
  Ratio of net investment income to average net assets......           2.45%(c)
  Ratio of expenses to average net assets*..................           1.29%(c)
  Ratio of net investment income to average net assets*.....           2.16%(c)

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                            MICHIGAN MUNICIPAL MONEY MARKET FUND
                                                      -------------------------------------------------
                                                                       CLASS I SHARES
                                                      -------------------------------------------------
                                                      SIX MONTHS         YEAR ENDED         MARCH 30,
                                                        ENDED           DECEMBER 31,         1996 TO
                                                       JUNE 30,      -------------------   DECEMBER 31,
                                                         1999          1998       1997       1996(A)
                                                      ----------     --------   --------   ------------
NET ASSET VALUE, BEGINNING OF PERIOD..............     $  1.000      $  1.000   $  1.000     $  1.000
                                                       --------      --------   --------     --------
Investment Activities:
  Net investment income...........................        0.013         0.030      0.032        0.023
                                                       --------      --------   --------     --------
Distributions:
  Net investment income...........................       (0.013)       (0.030)    (0.032)      (0.023)
                                                       --------      --------   --------     --------
NET ASSET VALUE,
  END OF PERIOD...................................     $  1.000      $  1.000   $  1.000     $  1.000
                                                       ========      ========   ========     ========
Total Return......................................         1.34%(b)      3.02%      3.26%        3.03%(c)

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000)...............     $ 91,211      $110,833   $ 74,888     $ 49,521
  Ratio of expenses to average net assets.........         0.49%(c)      0.50%      0.50%        0.59%(c)
  Ratio of net investment income to average net
     assets.......................................         2.65%(c)      2.97%      3.20%        3.02%(c)
  Ratio of expenses to average net assets*........         0.57%(c)      0.53%      0.54%        0.62%(c)
  Ratio of net investment income to average net
     assets*......................................         2.57%(c)      2.94%      3.16%        2.99%(c)

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Period from commencement of operations.
(b) Not annualized.
(c) Annualized.
See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                  MICHIGAN MUNICIPAL MONEY MARKET FUND
                                  ---------------------------------------------------------------------
                                                             CLASS A SHARES
                                  ---------------------------------------------------------------------
                                   SIX MONTHS                    YEAR ENDED DECEMBER 31,
                                   ENDED JUNE      ----------------------------------------------------
                                    30, 1999         1998       1997       1996       1995       1994
                                  ------------     --------   --------   --------   --------   --------
NET ASSET VALUE,
  BEGINNING OF PERIOD.........    $      1.000     $  1.000   $  1.000   $  1.000   $  1.000   $  1.000
                                  ------------     --------   --------   --------   --------   --------
Investment Activities:
  Net investment income.......           0.012        0.027      0.030      0.029      0.033      0.024
                                  ------------     --------   --------   --------   --------   --------
Distributions:
  Net investment income.......          (0.012)      (0.027)    (0.030)    (0.029)    (0.033)    (0.024)
                                  ------------     --------   --------   --------   --------   --------
NET ASSET VALUE,
  END OF PERIOD...............    $      1.000     $  1.000   $  1.000   $  1.000   $  1.000   $  1.000
                                  ============     ========   ========   ========   ========   ========
Total Return..................            1.21%(a)     2.76%      3.00%      2.93%      3.32%      2.38%
RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period
     (000)....................    $     69,101     $ 64,283   $ 29,202   $ 72,089   $122,057   $ 78,640
  Ratio of expenses to average
     net assets...............            0.75%(b)     0.75%      0.75%      0.74%      0.69%      0.67%
  Ratio of net investment
     income to average net
     assets...................            2.42%(b)     2.72%      2.95%      2.87%      3.30%      2.35%
  Ratio of expenses to average
     net assets*..............            0.84%(b)     0.78%      0.79%      0.77%      0.76%      0.75%
  Ratio of net investment
     income to average net
     assets*..................            2.33%(b)     2.69%      2.91%      2.84%      3.23%      2.27%

------------

 * During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Not annualized.
(b) Annualized.
See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                         OHIO MUNICIPAL MONEY MARKET FUND
                                         -----------------------------------------------------------------
                                                                  CLASS I SHARES
                                         -----------------------------------------------------------------
                                                                YEAR ENDED JUNE 30,
                                         -----------------------------------------------------------------
                                             1999           1998         1997         1996         1995
                                         ------------    ----------   ----------   ----------   ----------
NET ASSET VALUE, BEGINNING OF PERIOD...   $    1.000     $    1.000   $    1.000   $    1.000   $    1.000
                                          ----------     ----------   ----------   ----------   ----------
Investment Activities:
  Net investment income................        0.028          0.033        0.032        0.033        0.032
                                          ----------     ----------   ----------   ----------   ----------
Distributions:
  Net investment income................       (0.028)        (0.033)      (0.032)      (0.032)      (0.032)
  In excess of net investment income...           --             --           --       (0.001)          --
                                          ----------     ----------   ----------   ----------   ----------
Total Distributions....................       (0.028)        (0.033)      (0.032)      (0.033)      (0.032)
                                          ----------     ----------   ----------   ----------   ----------
NET ASSET VALUE, END OF PERIOD,........   $    1.000     $    1.000   $    1.000   $    1.000   $    1.000
                                          ==========     ==========   ==========   ==========   ==========
Total Return...........................         2.88%          3.31%        3.22%        3.34%        3.20%

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000)....   $   55,745     $   77,224   $   56,442   $   55,915   $   51,806
  Ratio of expenses to average net
     assets............................         0.42%          0.40%        0.40%        0.41%        0.41%
  Ratio of net investment income to
     average net assets................         2.85%          3.27%        3.17%        3.19%        3.13%
  Ratio of expenses to average net
     assets*...........................         0.55%          0.53%        0.53%        0.71%        0.60%
  Ratio of net investment income to
     average net assets*...............         2.72%          3.14%        3.04%        2.89%        2.94%

------------

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
See notes to financial statements.

--------------------------------------------------------------------------------
One Group Mutual Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                            OHIO MUNICIPAL MONEY MARKET FUND
                                                  ----------------------------------------------------
                                                                     CLASS A SHARES
                                                  ----------------------------------------------------
                                                                  YEAR ENDED JUNE 30,
                                                  ----------------------------------------------------
                                                    1999       1998       1997       1996       1995
                                                  --------   --------   --------   --------   --------
NET ASSET VALUE, BEGINNING OF PERIOD..........    $  1.000   $  1.000   $  1.000   $  1.000   $  1.000
                                                  --------   --------   --------   --------   --------
Investment Activities:
  Net investment income.......................       0.026      0.030      0.029      0.030      0.029
                                                  --------   --------   --------   --------   --------
Distributions:
  Net investment income.......................      (0.026)    (0.030)    (0.029)    (0.029)    (0.029)
  In excess of net investment income..........          --         --         --     (0.001)        --
                                                  --------   --------   --------   --------   --------
     Total Distributions......................      (0.026)    (0.030)    (0.029)    (0.030)    (0.029)
NET ASSET VALUE, END OF PERIOD................    $  1.000   $  1.000   $  1.000   $  1.000   $  1.000
                                                  ========   ========   ========   ========   ========
Total Return..................................        2.62%      3.06%      2.96%      3.08%      2.98%

RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000)...........    $ 37,180     39,100   $ 30,479   $ 41,132   $ 35,790
  Ratio of expenses to average net assets.....        0.67%      0.65%      0.65%      0.66%      0.63%
  Ratio of net investment income to average
     net assets...............................        2.60%      2.98%      2.90%      2.94%      2.91%
  Ratio of expenses to average net assets*....        0.80%      0.78%      0.88%      1.06%      0.95%
  Ratio of net investment income to average
     net assets*..............................        2.47%      2.85%      2.67%      2.54%      2.58%

------------

* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
See notes to financial statements.

--------------------------------------------------------------------------------
Report of Independent Accountants
--------------------------------------------------------------------------------
ONE GROUP MUTUAL FUNDS                                             JUNE 30, 1999

To the Shareholders and Board of Trustees of One Group Mutual Funds:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Prime Money Market Fund, the U.S. Treasury Securities Money Market Fund, the Municipal Money Market Fund, the Michigan Municipal Money Market Fund (formerly the Pegasus Michigan Municipal Money Market Fund) and the Ohio Municipal Money Market (five series of One Group Mutual Funds, hereafter referred to as the "Funds") at June 30, 1999, and the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods presented (other than the statement of operations, statements of changes in net assets and financial highlights that have been audited by other independent accountants), in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above. The financial statements of the Michigan Municipal Money Market Fund for all periods ended on or before December 31, 1998 were audited by other independent accountants whose report dated February 12, 1999, expressed an unqualified opinion on those statements and financial highlights.

PricewaterhouseCoopers LLP
Columbus, Ohio
August 20, 1999

Important Customer Information.
Please Read:

Shares of One Group:

- are not deposits or obligations of, or guaranteed by, BANK ONE CORPORATION or its affiliates

- are not insured or guaranteed by the FDIC or by any other governmental agency or government-sponsored agency of the federal government or any state

- are subject to investment risks, including possible loss of the principal amount invested.

Banc One Investment Advisors Corporation, a registered investment advisor and an indirect subsidiary of BANK ONE CORPORATION, serves as an investment advisor to One Group, for which it receives advisory fees. One Group is distributed by The One Group Services Company, 3435 Stelzer Road, Columbus, Ohio 43219, which is not affiliated with BANK ONE CORPORATION and is not a bank. Contact us at our web site address: www.onegroup.com or e-mail us at onegroup@onegroup.com.

For more complete information on any of One Group Funds, including management fees and expenses, you may obtain a prospectus from The One Group Services Company. Read the prospectus carefully before investing.


BANC ONE
INVESTMENT
ADVISORS
CORPORATION

[BANK ONE LOGO]


                                                             TOG-F-034-AN (8/99)